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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

California Investment Trust
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31, 2008

Date of reporting period: February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Semi-Annual Report

February 28, 2009

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 225-8778
WWW.CALTRUST.COM
EMAIL US AT INFO@CALTRUST.COM

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

About Your Fund’s Expenses (Unaudited) February 28, 2009

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,002	$3.57	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.61	0.72%
California Insured Intermediate Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,029	$3.42	0.68%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.41	0.68%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,006	$2.64	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.66	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,039	$3.74	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,036	$6.26	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,027	$2.97	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.59%
K Shares
Based on Actual Fund Return	$1,000	$1,025	$5.47	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.46	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,001	$2.63	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.66	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.11	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.16	1.03%

About Your Fund’s Expenses (Unaudited) February 28, 2009 – (Continued)

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Net Annual Expense Ratio
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$587	$1.42	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.81	0.36%
K Shares
Based on Actual Fund Return	$1,000	$586	$3.38	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.31	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$556	$2.24	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.91	0.58%
K Shares
Based on Actual Fund Return	$1,000	$554	$4.16	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.41	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$537	$2.82	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.71	0.74%
K Shares
Based on Actual Fund Return	$1,000	$535	$4.72	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.21	1.24%
Equity Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$586	$3.38	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.31	0.86%
K Shares
Based on Actual Fund Return	$1,000	$584	$5.34	1.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.80	1.36%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$565	$3.88	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.01	1.00%
K Shares
Based on Actual Fund Return	$1,000	$564	$5.82	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.51	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$599	$1.94	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.46	0.49%
K Shares
Based on Actual Fund Return	$1,000	$599	$3.92	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.96	0.99%
____________________
*
Expenses are equal to the Fund’s annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2009

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA, STATE OF	Revenue Anticipation Notes; Series A	$5,050,200	4.7%
2	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	4,229,476	3.9%
3	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	3,847,240	3.5%
4	LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	3,653,760	3.4%
5	SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT	Sales Tax Revenue Refunding Bonds; Series 1990	3,295,239	3.0%
6	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,165,073	2.9%
7	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,139,710	2.9%
8	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,055,428	2.8%
9	KERN HIGH SCHOOL DISTRICT	Series General Obligation Refunding Bonds; 2004 Series A	2,913,582	2.7%
10	LOS ANGELES UNIFIED SCHOOL DISTRICT	General Obligation Bonds; 1997 Series A	2,829,971	2.6%

California Insured Intermediate Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA, STATE OF	Economic Recovery Bonds; Series C-2	$800,000	5.2%
2	MONTEREY, COUNTY OF	Certificates of Participation	657,666	4.3%
3	EASTERN MUNICIPAL WATER DISTRICT	Certificates of Participation; Series A	588,308	3.8%
4	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	2005 General Obligation Refunding Bonds	565,045	3.7%
5	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	San Juan Power Project 2002 Refunding; Series A	560,295	3.6%
6	FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT	General Obligation Refunding Bonds 2005	559,010	3.6%
7	BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY	Lease Revenue Refunding; Series A	558,450	3.6%
8	NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2002 Series A	553,215	3.6%
9	CHAFFEY UNION HIGH SCHOOL DISTRICT	General Obligation Bonds; Series C	548,750	3.6%
10	SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION	Clean Water Revenue Bonds; 2003 Refunding Series A	545,850	3.5%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	BAY AREA TOLL AUTHORITY	Variable Rate Demand Bonds (2008 Reoffering)	$3,400,000	4.7%
2	CALIFORNIA DEPARTMENT OF WATER RESOURCES	Power Supply Revenue Bonds; Series C-8	3,125,000	4.4%
3	CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY	2007-2008; Series A	3,016,129	4.2%
4	SAN FRANCISCO, CITY AND COUNTY	Series D	3,000,000	4.2%
5	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	3,000,000	4.2%
6	IRVINE, CITY OF	Limited Obligation Improvement Bonds, Assessment District 93-14	2,600,000	3.6%
7	SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY	2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	3.3%
8	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,200,000	3.1%
9	LOS ANGELES, COUNTY OF	Tax and Revenue Anticipation Notes	2,012,242	2.8%
10	CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY	Stanford Hospital; Series A-1	2,000,000	2.8%

Top Holdings and Sector Breakdowns (Continued)	February 28, 2009

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bond	5/15/2016	$3,815,862	12.5%
2	Government National Mortgage Association	4/15/2036	3,083,453	10.1%
3	Government National Mortgage Association	3/15/2038	3,028,329	9.9%
4	Government National Mortgage Association	6/15/2038	2,729,943	8.9%
5	United States Treasury Note	5/15/2038	2,612,657	8.5%
6	Government National Mortgage Association II	7/20/2037	2,565,888	8.4%
7	United States Treasury Note	11/15/2018	2,439,985	8.0%
8	United States Treasury Note	2/28/2013	2,083,126	6.8%
9	United States Treasury Note	10/31/2013	2,077,814	6.8%
10	Government National Mortgage Association	7/15/2020	1,184,511	3.9%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	12/15/2011	$1,792,407	11.7%
2	United States Treasury Note	5/15/2010	1,254,468	8.2%
3	United States Treasury Note	1/15/2012	1,093,211	7.1%
4	United States Treasury Note	1/15/2011	850,344	5.5%
5	United States Treasury Note	8/31/2011	759,719	5.0%
6	United States Treasury Note	5/31/2011	759,008	5.0%
7	United States Treasury Note	7/15/2010	730,461	4.8%
8	United States Treasury Note	11/15/2011	708,969	4.6%
9	United States Treasury Note	2/15/2010	622,688	4.1%
10	United States Treasury Note	2/28/2010	607,289	4.0%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bills	3/12/2009	$9,499,634	31.0%
2	United States Treasury Bills	4/9/2009	4,999,447	16.2%
3	United States Treasury Bills	7/2/2009	4,995,866	16.2%
4	United States Treasury Bills	3/26/2009	4,199,297	13.6%
5	United States Treasury Bills	6/4/2009	3,697,373	12.0%
6	United States Treasury Bills	4/23/2009	2,999,395	9.7%
7	United States Treasury Bills	4/16/2009	399,916	1.3%

Top Holdings and Sector Breakdowns (Continued)	February 28, 2009

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Exxon Mobil Corp	$2,735,012	5.0%
2	Johnson & Johnson	1,220,750	2.2%
3	Microsoft Corp	1,097,909	2.0%
4	Procter & Gamble Co	1,095,241	2.0%
5	Chevron Corp	1,091,384	2.0%
6	AT&T Inc	1,084,696	2.0%
7	International Business Machines Corp	1,050,522	1.9%
8	Wal-Mart Stores Inc	998,095	1.8%
9	Cisco Systems Inc	748,446	1.4%
10	Pfizer Inc	718,313	1.3%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Vertex Pharmaceuticals Inc	$703,936	0.9%
2	O'Reilly Automotive Inc	693,821	0.8%
3	Everest Re Group Ltd	620,038	0.8%
4	SAIC Inc	593,774	0.7%
5	Roper Industries Inc	574,765	0.7%
6	Ross Stores Inc	573,396	0.7%
7	Advance Auto Parts Inc	560,286	0.7%
8	ITT Educational Services Inc	555,242	0.7%
9	Dollar Tree Inc	545,227	0.7%
10	Fidelity National Financial Inc	543,861	0.7%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill 04/16/2009	$899,704	5.3%
2	United States Treasury Bill 03/05/2009	299,996	1.8%
3	Watson Wyatt Worldwide Inc	140,062	0.8%
4	Atmos Energy Corp	129,627	0.8%
5	LKQ Corp	120,150	0.7%
6	Piedmont Natural Gas Co	116,355	0.7%
7	Landstar System Inc	109,446	0.6%
8	ProAssurance Corp	104,947	0.6%
9	Immucor Inc	104,122	0.6%
10	Itron Inc	101,378	0.6%

Top Holdings and Sector Breakdowns (Continued)	February 28, 2009

Equity Income Fund
Security		Market Value	Percentage of Total Investment
1	Baxter International Inc	$652,207	5.0%
2	Starbucks Corp	637,754	4.9%
3	Coca-Cola Co/The	592,324	4.6%
4	Exxon Mobil Corp	525,273	4.1%
5	AT&T Inc	504,970	3.9%
6	Intel Corp	418,675	3.2%
7	Caterpillar Inc	376,336	2.9%
8	McDonald's Corp	364,078	2.8%
9	Altria Group Inc	347,400	2.7%
10	HealthSouth Corp	314,000	2.4%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	BP PLC ADR	$493,924	6.0%
2	Vodafone Group PLC ADR	412,387	5.0%
3	Nestle SA ADR	403,515	4.9%
4	HSBC Holdings PLC ADR	402,462	4.9%
5	United States Treasury Bill 03/05/2009	399,997	4.8%
6	Novartis AG ADR	389,941	4.7%
7	Total SA ADR	389,778	4.7%
8	GlaxoSmithKline PLC ADR	361,198	4.4%
9	Telefonica SA ADR	342,527	4.2%
10	Royal Dutch Shell A PLC ADR	317,463	3.8%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$1,263,558	10.9%
2	QUALCOMM Inc	767,352	6.6%
3	Microsoft Corp	604,172	5.2%
4	Google Inc	562,415	4.9%
5	Gilead Sciences Inc	475,866	4.1%
6	United States Treasury Bill 03/05/2009	399,996	3.5%
7	Oracle Corp	385,112	3.3%
8	Cisco Systems Inc	366,873	3.2%
9	Teva Pharmaceutical Industries Ltd ADR	322,492	2.8%
10	Intel Corp	303,288	2.6%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (96.53%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$490,795
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded	1,695,000	7.000%	12/1/2011	1,946,724
Water System Revenue Bonds, Central Valley J-3; Prerefunded	35,000	7.000%	12/1/2011	40,334
Water System Revenue Bonds, Central Valley J-3; Unrefunded	2,035,000	7.000%	12/1/2011	2,337,218
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999	2,500,000	5.250%	1/1/2017	2,532,200
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,055,428
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health: Series A	3,000,000	5.000%	8/15/2036	2,510,610
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,451,427
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	1,849,140
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	3,847,240
Revenue Anticipation Notes; Series A	5,000,000	5.500%	6/22/2009	5,050,200
Variable Purpose	2,000,000	5.000%	3/1/2028	1,914,800
Variable Purpose	3,000,000	5.000%	4/1/2038	2,734,860
CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E	1,410,000	6.250%	10/1/2012	1,525,902
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001	1,080,000	5.000%	9/1/2016	1,088,975
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,165,073
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	1,000,000	6.000%	7/1/2012	1,060,180
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	694,860
KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A	2,555,000	6.600%	8/1/2016	2,736,967
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,913,582
LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994	1,015,000	7.300%	9/1/2009	1,028,165
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	3,653,760
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A	2,500,000	6.000%	8/15/2010	2,663,825
LOS ANGELES, COUNTY OF
Certificates of Participation	1,060,000	5.000%	12/1/2010	1,115,109
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B	2,145,000	6.500%	7/1/2010	2,228,054
LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A	2,450,000	6.000%	7/1/2014	2,829,971
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,258,860
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	1,500,000	6.125%	7/1/2013	1,631,385
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	1,992,540
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	1,660,000	5.500%	2/1/2014	1,807,059
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,139,710
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	743,090
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	808,710
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	1,896,440
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,839,096
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990	2,950,000	6.750%	7/1/2011	3,295,239
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,662,350

See accompanying notes to financial statements

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000	$2,500,000	5.700%	8/1/2022	$2,601,375
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	2,000,000	6.000%	11/15/2012	2,261,540
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,996,050
SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds	1,765,000	7.000%	7/1/2010	1,840,065
SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A	1,045,000	7.250%	8/1/2010	1,099,748
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	690,875
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	1,899,380
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,006,520
SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	2,001,019
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992	2,400,000	6.000%	8/1/2011	2,568,672
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	4,229,476
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	734,257
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,180,224
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	1,984,340
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,052,364
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,215,673

Total Long-Term Securities (Cost $107,078,750)				106,901,456

VARIABLE RATE DEMAND NOTES* (1.49%)

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2	800,000	0.700%	3/2/2009	800,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-2	145,000	0.300%	3/2/2009	145,000
SACRAMENTO COUNTY SANITATION DISTRICT
Series A	200,000	0.450%	3/2/2009	200,000
WESTERN RIVERSIDE, COUNTY OF
Regional Wastewater Treatment	500,000	1.120%	3/2/2009	500,000

Total Variable Rate Demand Notes (Cost $1,645,000)				1,645,000

Total Investments (Cost $108,723,750) (a) (98.02%)				108,546,456
Other Net Assets (1.98%)				2,194,240
Net Assets (100.00%)				$110,740,696

(a) Aggregate cost for federal income tax purposes is $108,463,406. At February 28, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,816,766
Unrealized depreciation	(4,733,716)
Net unrealized appreciation (depreciation)	$83,050

* Stated maturity reflects next reset date.

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments (Unaudited)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (92.46%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A	$500,000	5.250%	8/1/2013	$537,170
BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	500,000	5.000%	8/1/2017	532,265
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	558,450
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996	500,000	5.600%	10/1/2010	520,910
CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A	400,000	5.250%	6/1/2011	420,456
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	532,035
University of California Research Project	400,000	5.250%	11/1/2014	450,720
CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A	300,000	7.250%	8/1/2009	307,197
Water System Improvement Projects; Series 2001A	500,000	6.000%	8/1/2012	540,590
CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C	500,000	5.000%	5/1/2012	548,750
EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A	550,000	5.250%	7/1/2012	588,308
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	559,010
FRESNO, CITY OF
Water System Revenue Refunding; Series A	500,000	6.000%	6/1/2011	537,635
IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects	275,000	5.200%	11/1/2009	281,168
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A	500,000	5.250%	7/1/2014	535,535
LOS ANGELES UNIFIED SCHOOL DISTRICT
Election of 2004; Series F	500,000	5.000%	7/1/2010	523,605
MONTEREY, COUNTY OF
Certificates of Participation	600,000	5.250%	8/1/2014	657,666
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds	500,000	5.000%	8/1/2014	565,045
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	553,215
OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001	500,000	5.500%	10/1/2012	542,720
SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	512,390
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A	500,000	5.100%	5/15/2010	503,230
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	545,850
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	540,080
SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B	400,000	5.500%	5/15/2010	419,568
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	560,295
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O	500,000	5.750%	9/1/2010	532,735
WALNUT, CITY OF
Public Financing Authority Tax Allocation	500,000	5.375%	9/1/2013	525,820

Total Long-Term Securities (Cost $13,971,258)				14,432,418

VARIABLE RATE DEMAND NOTES* (6.41%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Series A-2	100,000	0.250%	3/2/2009	100,000
CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2	800,000	0.700%	3/2/2009	800,000

See accompanying notes to financial statements

California Insured Intermediate Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No. 87-8	$100,000	0.450%	3/2/2009	$100,000

Total Variable Rate Demand Notes (Cost $1,000,000)				1,000,000

Total Investments (Cost $14,971,258) (a) (98.87%)				15,432,418
Other Net Assets (1.13%)				175,941
Net Assets (100.00%)				$15,608,359

(a) Aggregate cost for federal income tax purposes is $14,971,258. At February 28, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$477,602
Unrealized depreciation	(16,442)
Net unrealized appreciation (depreciation)	$461,160

* Stated maturity reflects next reset date.

California Tax Free Money Market Fund	Portfolio of Investments (Unaudited)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
COMMERCIAL PAPER (2.78%)

RIVERSIDE COUNTY TEETER
Commercial Paper Notes	$2,000,000	0.470%	5/6/2009	$2,000,000

Total Commercial Paper (Cost $2,000,000)				2,000,000

TAX AND REVENUE ANTICIPATION NOTES (9.16%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2007-2008; Series A	3,000,000	3.000%	7/6/2009	3,016,129
LOS ANGELES, CITY OF
Tax and Revenue Anticipation Notes	1,550,000	4.000%	9/1/2009	1,568,748
LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes	2,000,000	3.500%	6/30/2009	2,012,242

Total Tax & Revenue Anticipation Notes (Cost $6,597,119)				6,597,119

VARIABLE RATE DEMAND NOTES* (87.73%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds	1,450,000	0.400%	3/5/2009	1,450,000
ANAHEIM UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,680,000	2.000%	3/5/2009	1,680,000
BAY AREA TOLL AUTHORITY
Variable Rate Demand Bonds (2008 Reoffering)	3,400,000	0.340%	3/5/2009	3,400,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B-4	300,000	0.250%	3/2/2009	300,000
Power Supply Revenue Bonds; Series B-5	150,000	0.450%	3/2/2009	150,000
Power Supply Revenue Bonds; Series C-8	3,125,000	0.350%	3/5/2009	3,125,000
Power Supply Revenue Bonds; Series F-1	600,000	0.300%	3/2/2009	600,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Health Facility - Catholic West	100,000	0.440%	3/4/2009	100,000
Stanford Hospital; Series A-1	2,000,000	1.800%	6/15/2009	2,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project	975,000	0.300%	3/4/2009	975,000
Revenue Refunding Bonds - Series 2007A	2,000,000	0.380%	3/4/2009	2,000,000
Revenue Refunding Bonds - Series 2007B	600,000	0.380%	3/4/2009	600,000
CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2	1,800,000	0.700%	3/2/2009	1,800,000
General Obligation Bonds; Series A-3	2,000,000	0.450%	3/2/2009	2,000,000
General Obligation Bonds; Series C-1	2,000,000	0.400%	3/5/2009	2,000,000
Kindergarten-University; Series A-5	700,000	0.250%	3/2/2009	700,000
Kindergarten-University; Series A-7	2,000,000	0.400%	3/5/2009	2,000,000
Kindergarten-University; Series B-3	335,000	0.450%	3/2/2009	335,000
Kindergarten-University; Series B-5	800,000	0.360%	3/5/2009	800,000
Series B; Subseries B-1	800,000	0.440%	3/4/2009	800,000

See accompanying notes to financial statements

California Tax Free Money Market Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
CARLSBAD UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	$1,700,000	2.000%	3/5/2009	$1,700,000
CITY OF SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	2,000,000	0.350%	3/4/2009	2,000,000
IRVINE RANCH WATER DISTRICT
Districts 105, 140, 240 & 250	500,000	0.450%	3/2/2009	500,000
General Obligation; Consolidated Series 1993	300,000	0.450%	3/2/2009	300,000
IRVINE, CITY OF
Limited Obligation Improvement Bonds, Assessment District 87-8	900,000	0.450%	3/2/2009	900,000
Limited Obligation Improvement Bonds, Assessment District 93-14	2,600,000	0.450%	3/2/2009	2,600,000
Limited Obligation Improvement Bonds, Assessment District 97-17	315,000	0.450%	3/2/2009	315,000
LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A	1,385,000	0.650%	3/4/2009	1,385,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Series A-4	1,500,000	0.300%	3/5/2009	1,500,000
Series B-2	1,200,000	0.300%	3/2/2009	1,200,000
LOS ANGELES UNIFIED SCHOOL DISTRICT
Belmont Learning Complex; Series A	1,130,000	0.400%	3/4/2009	1,130,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-1	60,000	0.450%	3/2/2009	60,000
Water Revenue Bonds, 2005 Authorization; Series B-1	1,300,000	0.300%	3/5/2009	1,300,000
Water Revenue Refunding Bonds; 2001 Series C-1	500,000	0.300%	3/2/2009	500,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.400%	3/4/2009	1,260,000
ORANGE COUNTY SANITATION DISTRICT
Series A	1,480,000	1.250%	3/2/2009	1,480,000
PARAMOUNT UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding	1,600,000	2.000%	3/5/2009	1,600,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2000 Subordinate Lien Variable Rate Revenue Bonds; Series C	2,400,000	0.400%	3/4/2009	2,400,000
SAN FRANCISCO, CITY AND COUNTY
Series D	3,000,000	1.750%	3/4/2009	3,000,000
SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A	1,720,000	0.400%	3/5/2009	1,720,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds; 2008 Subordinate Refunding Series B	2,200,000	0.670%	3/4/2009	2,200,000
Transmission Project Revenue Bonds; 1991 Subordinate Refunding Series	3,000,000	1.420%	3/4/2009	3,000,000
TRACY, CITY OF
Sycamore: 7/03	1,000,000	0.400%	3/5/2009	1,000,000
WEST BASIN MUNICIPAL WATER DISTRICT
Series A-2	800,000	1.170%	3/4/2009	800,000
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Regional Wastewater Treatment Bonds, 1996	500,000	1.120%	3/2/2009	500,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program	2,000,000	1.100%	3/5/2009	2,000,000

Total Variable Rate Demand Notes (Cost $63,165,000)				63,165,000

Total Investments (Cost $71,762,119) (a) (99.67%)				71,762,119
Other Net Assets (0.33%)				239,673
Net Assets (100.00%)				$72,001,792

(a) Aggregate cost for federal income tax purposes is $71,762,119.

* Stated maturity reflects next reset date.

See accompanying notes to financial statements

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (53.00%)
	$67,293	6.000%	4/15/2014	$70,906
	104,868	6.000%	4/15/2014	110,499
	82,107	6.000%	4/15/2016	86,490
	112,304	6.500%	4/15/2016	118,226
	98,380	6.000%	5/15/2016	103,632
	8,778	10.000%	9/15/2018	9,700
	26,366	9.000%	10/15/2018	28,445
	1,134,748	5.000%	7/15/2020	1,184,511
	312,164	5.500%	1/15/2025	329,666
	561,630	6.000%	1/15/2026	585,193
	715,727	4.750%	12/20/2034	713,465
	1,056,307	4.750%	7/20/2035	1,058,658
	606,088	4.500%	8/20/2035	604,565
	2,994,650	5.500%	4/15/2036	3,083,453
	2,535,039	4.500%	7/20/2037	2,565,888
	2,960,689	5.000%	3/15/2038	3,028,329
	2,635,912	6.000%	6/15/2038	2,729,943
Total Government National Mortgage Association (Cost $15,897,938)				16,411,569

United States Treasury Bonds (12.32%)
	3,000,000	7.250%	5/15/2016	3,815,862
Total United States Treasury Bonds (Cost $3,477,128)				3,815,862

United States Treasury Notes (33.47%)
	2,000,000	2.750%	2/28/2013	2,083,126
	2,000,000	2.750%	10/31/2013	2,077,814
	2,300,000	3.750%	11/15/2018	2,439,985
	2,300,000	4.500%	5/15/2038	2,612,657
	1,200,000	3.500%	2/15/2039	1,152,568
Total United States Treasury Notes (Cost $10,602,756)				10,366,150

Total Investments (Cost $29,977,822) (a) (98.79%)				30,593,581
Other Net Assets (1.21%)				375,138
Net Assets (100.00%)				$30,968,719

(a) Aggregate cost for federal income tax purposes is $29,977,822. At February 28, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$967,472
Unrealized depreciation	(351,713)
Net unrealized appreciation (depreciation)	$615,759

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.39%)
	$200,171	4.125%	6/20/2034	$199,339
	328,734	4.750%	11/20/2034	327,633
Total Government National Mortgage Association (Cost $532,649)				526,972

United States Treasury Notes (95.14%)
	300,000	3.500%	2/15/2010	307,805
	600,000	4.750%	2/15/2010	622,688
	300,000	6.500%	2/15/2010	316,313
	600,000	2.000%	2/28/2010	607,289
	300,000	4.000%	3/15/2010	310,137
	200,000	4.000%	4/15/2010	207,313
	500,000	2.125%	4/30/2010	508,106
	300,000	3.875%	5/15/2010	311,461
	1,200,000	4.500%	5/15/2010	1,254,468

See accompanying notes to financial statements

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited) - (continued)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
United States Treasury Notes (95.14%) (continued)
	$700,000	3.875%	7/15/2010	$730,461
	300,000	4.250%	10/15/2010	317,086
	300,000	4.375%	12/15/2010	319,020
	800,000	4.250%	1/15/2011	850,344
	400,000	5.000%	2/15/2011	432,266
	500,000	4.875%	4/30/2011	541,251
	700,000	4.875%	5/31/2011	759,008
	400,000	5.125%	6/30/2011	436,813
	400,000	5.000%	8/15/2011	438,969
	700,000	4.625%	8/31/2011	759,719
	500,000	4.500%	9/30/2011	541,915
	200,000	4.625%	10/31/2011	217,641
	700,000	1.750%	11/15/2011	708,969
	200,000	4.500%	11/30/2011	217,500
	1,800,000	1.125%	12/15/2011	1,792,407
	1,100,000	1.125%	1/15/2012	1,093,211
	200,000	1.375%	2/15/2012	200,001
Total United States Treasury Notes (Cost $14,510,555)				14,802,161

Total Investments (Cost $15,043,204) (a) (98.53%)				15,329,133
Other Net Assets (1.47%)				228,941
Net Assets (100.00%)				$15,558,074

(a) Aggregate cost for federal income tax purposes is $15,043,204. At February 28, 2009, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$307,619
Unrealized depreciation	(21,690)
Net unrealized appreciation (depreciation)	$285,929

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2009

Security Description	Par Value	Rate	Maturity	Value (Note 1)
United States Treasury Bills (99.52%)
	$9,500,000	0.116%^	3/12/2009	$9,499,634
	4,200,000	0.146%^	3/26/2009	4,199,297
	5,000,000	0.171%^	4/9/2009	4,999,447
	400,000	0.175%^	4/16/2009	399,916
	3,000,000	0.166%^	4/23/2009	2,999,395
	3,700,000	0.274%^	6/4/2009	3,697,373
	5,000,000	0.335%^	7/2/2009	4,995,866
Total United States Treasury Bills (Cost $30,790,928)				30,790,928

Total Investments (Cost $30,790,928) (a) (99.52%)				30,790,928
Other Net Assets (0.48%)				148,551
Net Assets (100.00%)				$30,939,479

(a) Aggregate cost for federal income tax purposes is $30,790,928.

^ Zero coupon bond. Interest rate presented is yield to maturity.

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2009

Company	Shares	Value (Note 1)
Common Stock (97.87%)
Basic Materials (2.98%)
Air Products & Chemicals Inc	1,787	$82,649
Alcoa Inc	7,434	46,314
Allegheny Technologies Inc	854	16,798
Ashland Inc	535	3,162
Dow Chemical Co/The	7,985	57,173
Eastman Chemical Co	710	14,583
Ecolab Inc	1,453	46,176
EI Du Pont de Nemours & Co	7,723	144,883
Freeport-McMoRan Copper & Gold Inc	3,207	97,557
International Flavors & Fragrances Inc	683	17,970
International Paper Co	3,595	20,456
MeadWestvaco Corp	1,512	14,122
Monsanto Co	4,620	352,367
Newmont Mining Corp	3,766	156,779
Nucor Corp	2,404	80,895
Plum Creek Timber Co Inc	1,537	40,316
PPG Industries Inc	1,387	43,080
Praxair Inc	2,667	151,352
Rohm and Haas Co	1,096	57,069
Sherwin-Williams Co/The	934	42,917
Sigma-Aldrich Corp	1,154	41,198
Titanium Metals Corp	700	4,088
United States Steel Corp	991	19,493
Vulcan Materials Co	768	31,803
Weyerhaeuser Co	1,867	45,107
Total Basic Materials		1,628,307

Communications (11.32%)
Akamai Technologies Inc*	1,400	25,326
Amazon.com Inc*	2,600	168,454
American Tower Corp*	3,400	99,008
AT&T Inc	45,633	1,084,696
CBS Corp	5,761	24,599
CenturyTel Inc	1,054	27,752
Ciena Corp*	821	4,409
Cisco Systems Inc*	51,369	748,446
Comcast Corp	26,012	339,717
Corning Inc	13,253	139,819
DIRECTV Group Inc/The*	6,400	127,616
eBay Inc*	9,603	104,385
Embarq Corp	1,281	44,797
Expedia Inc*	1,700	13,549
Frontier Communications Corp	3,037	21,866
Gannett Co Inc	2,073	6,717
Google Inc*	1,900	642,181
Interpublic Group of Cos Inc*	4,290	16,345
JDS Uniphase Corp*	1,800	4,968
Juniper Networks Inc*	4,300	61,103
McGraw-Hill Cos Inc/The	2,816	55,560
Meredith Corp	327	4,202
Motorola Inc	19,535	68,763
New York Times Co/The	1,459	6,026
News Corp	19,461	108,203
Omnicom Group Inc	2,762	66,371
QUALCOMM Inc	14,110	471,697
Qwest Communications International Inc	13,871	47,023
Scripps Networks Interactive Inc	800	15,928
Sprint Nextel Corp*	23,944	78,776
Symantec Corp*	7,568	104,665
Tellabs Inc*	3,680	13,984
Time Warner Inc	30,621	233,638
VeriSign Inc*	2,100	40,593
Verizon Communications Inc	21,443	$611,769
Viacom Inc*	5,761	88,662
Walt Disney Co/The	16,306	273,452
Windstream Corp	4,013	29,937
Yahoo! Inc*	11,316	149,711
Total Communications		6,174,713

Consumer, Cyclical (8.82%)
Abercrombie & Fitch Co	700	15,393
AutoNation Inc*	1,202	11,996
AutoZone Inc*	360	51,203
Bed Bath & Beyond Inc*	2,427	51,695
Best Buy Co Inc	2,966	85,480
Big Lots Inc*	835	12,951
Carnival Corp	3,638	71,159
Centex Corp	1,020	6,334
Cintas Corp	1,157	23,476
Coach Inc*	3,180	44,456
Costco Wholesale Corp	3,733	158,055
CVS Caremark Corp	12,432	320,000
Darden Restaurants Inc	1,181	32,052
Dillard's Inc	552	1,960
DR Horton Inc	2,596	21,936
Family Dollar Stores Inc	1,287	35,315
Ford Motor Co*	17,383	34,766
GameStop Corp*	1,500	40,380
Gap Inc/The	4,141	44,681
General Motors Corp	4,903	11,032
Genuine Parts Co	1,439	40,493
Goodyear Tire & Rubber Co/The*	1,764	7,832
Harley-Davidson Inc	2,164	21,856
Harman International Industries Inc	500	5,310
Hasbro Inc	1,349	30,879
Home Depot Inc	14,210	296,847
International Game Technology	2,867	25,287
JC Penney Co Inc	1,836	28,146
Johnson Controls Inc	5,136	58,448
Jones Apparel Group Inc	820	2,206
KB Home	776	6,906
Kohl's Corp*	2,678	94,105
Lennar Corp	1,300	8,684
Liz Claiborne Inc	876	2,444
Lowe's Cos Inc	12,462	197,398
Ltd Brands Inc	2,733	21,017
Macy's Inc	3,640	28,647
Marriott International Inc	2,718	38,487
Mattel Inc	3,213	38,042
McDonald's Corp	10,012	523,127
Newell Rubbermaid Inc	2,365	13,362
NIKE Inc	3,280	136,218
Nordstrom Inc	1,658	22,333
Office Depot Inc*	2,343	2,460
PACCAR Inc	3,117	78,143
Polo Ralph Lauren Corp	500	17,235
Pulte Homes Inc	1,810	16,616
RadioShack Corp	1,294	9,485
Sears Holdings Corp*	677	24,887
Southwest Airlines Co	6,485	38,197
Staples Inc	6,039	96,322
Starbucks Corp*	6,248	57,169
Starwood Hotels & Resorts Worldwide Inc	1,746	20,236
Target Corp	7,141	202,162
Tiffany & Co	1,141	21,725
TJX Cos Inc	3,710	82,622
VF Corp	775	40,223
Walgreen Co	8,361	$199,493
Wal-Mart Stores Inc	20,270	998,095
Wendy's/Arby's Group Inc	2,958	13,400
Whirlpool Corp	642	14,272
WW Grainger Inc	597	39,498
Wyndham Worldwide Corp	1,509	5,568
Yum! Brands Inc	4,336	113,950
Total Consumer, Cyclical		4,814,152

Consumer, Non-Cyclical (26.41%)
Abbott Laboratories	13,018	616,272
Aetna Inc	4,350	103,835
Allergan Inc	2,558	99,097
Altria Group Inc	17,690	273,134
AmerisourceBergen Corp	1,554	49,355
Amgen Inc*	9,125	446,486
Apollo Group Inc*	1,216	88,160
Archer-Daniels-Midland Co	5,377	143,351
Automatic Data Processing Inc	4,474	152,787
Avery Dennison Corp	891	17,954
Avon Products Inc	3,658	64,344
Baxter International Inc	5,431	276,492
Becton Dickinson and Co	2,048	126,751
Biogen Idec Inc*	2,456	113,074
Boston Scientific Corp*	11,263	79,066
Bristol-Myers Squibb Co	16,657	306,655
Brown-Forman Corp	848	36,447
Campbell Soup Co	1,775	47,517
Cardinal Health Inc	3,092	100,335
Celgene Corp*	3,200	143,136
CIGNA Corp	2,346	36,973
Clorox Co	1,128	54,821
Coca-Cola Co/The	16,728	683,339
Coca-Cola Enterprises Inc	2,339	26,852
Colgate-Palmolive Co	4,325	260,279
ConAgra Foods Inc	4,122	62,160
Constellation Brands Inc*	1,669	21,780
Convergys Corp*	1,100	7,095
Coventry Health Care Inc*	1,300	14,976
Covidien Ltd	4,158	131,684
CR Bard Inc	884	70,950
Dean Foods Co*	1,100	22,495
Eli Lilly & Co	8,327	244,647
Equifax Inc	1,159	24,919
Estee Lauder Cos Inc/The	1,100	24,915
Express Scripts Inc*	2,164	108,849
Forest Laboratories Inc*	2,726	58,445
Fortune Brands Inc	1,241	29,474
General Mills Inc	2,799	146,892
Genzyme Corp*	2,172	132,340
Gilead Sciences Inc*	7,850	351,680
H&R Block Inc	2,712	51,799
Hershey Co/The	1,533	51,647
HJ Heinz Co	2,647	86,477
Hospira Inc*	1,350	31,320
Humana Inc*	1,388	32,854
Johnson & Johnson	24,415	1,220,750
Kellogg Co	2,222	86,480
Kimberly-Clark Corp	3,593	169,266
King Pharmaceuticals Inc*	2,430	17,836
Kraft Foods Inc	13,325	303,544
Kroger Co/The	5,936	122,697
Laboratory Corp of America Holdings*	1,002	55,120
Life Technologies Corp*	695	20,259
Lorillard Inc	1,400	81,816
McCormick & Co Inc	1,075	33,701
McKesson Corp	2,457	100,786

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2009

Company	Shares	Value (Note 1)
Medco Health Solutions Inc*	4,482	$181,880
Medtronic Inc	9,558	282,821
Merck & Co Inc	18,353	444,143
Millipore Corp*	423	23,290
Molson Coors Brewing Co	1,100	38,753
Monster Worldwide Inc*	1,196	7,882
Moody's Corp	1,875	33,656
Mylan Inc*	2,107	26,190
Patterson Cos Inc*	1,300	23,491
Paychex Inc	2,899	63,952
Pepsi Bottling Group Inc	1,328	24,568
PepsiCo Inc	13,602	654,800
Pfizer Inc	58,352	718,313
Philip Morris International Inc	17,690	592,084
Procter & Gamble Co	22,737	1,095,241
Quest Diagnostics Inc	1,280	58,662
Reynolds American Inc	1,470	49,363
Robert Half International Inc	1,510	23,209
RR Donnelley & Sons Co	1,958	15,253
Safeway Inc	3,802	70,337
Sara Lee Corp	6,096	47,000
Schering-Plough Corp	13,595	236,417
St Jude Medical Inc*	2,842	94,241
Stryker Corp	1,954	65,791
SUPERVALU Inc	1,839	28,707
Sysco Corp	5,149	110,704
Tenet Healthcare Corp*	4,695	5,211
Teva Pharmaceutical Industries Ltd ADR	564	25,143
Total System Services Inc	1,406	17,687
Tyson Foods Inc	2,300	19,389
UnitedHealth Group Inc	11,199	220,060
Varian Medical Systems Inc*	1,100	33,561
Watson Pharmaceuticals Inc*	836	23,634
WellPoint Inc*	4,822	163,562
Western Union Co/The	6,540	72,986
Whole Foods Market Inc	1,300	15,795
Wyeth	11,329	462,450
Zimmer Holdings Inc*	1,950	68,289
Total Consumer, Non-Cyclical		14,404,680

Diversified (0.04%)
Leucadia National Corp*	1,400	20,482
Total Diversified		20,482

Energy (13.58%)
Anadarko Petroleum Corp	3,918	136,934
Apache Corp	2,784	164,507
Baker Hughes Inc	2,675	78,404
BJ Services Co	2,548	24,639
Chesapeake Energy Corp	3,500	54,740
Chevron Corp	17,977	1,091,384
ConocoPhillips	13,181	492,310
Consol Energy Inc	1,500	40,875
Devon Energy Corp	3,775	164,854
El Paso Corp	5,972	40,311
ENSCO International Inc	1,200	29,496
EOG Resources Inc	2,086	104,383
Exxon Mobil Corp	40,280	2,735,012
Halliburton Co	7,462	121,705
Hess Corp	2,293	125,404
Marathon Oil Corp	5,982	139,201
Murphy Oil Corp	1,600	66,896
Nabors Industries Ltd*	2,404	23,343
National Oilwell Varco Inc*	2,988	79,869
Noble Corp	2,216	54,491
Noble Energy Inc	1,400	63,756
Occidental Petroleum Corp	7,010	363,609
Peabody Energy Corp	2,200	$52,074
Questar Corp	1,500	43,245
Range Resources Corp	1,400	49,798
Rowan Cos Inc	921	11,153
Schlumberger Ltd	10,000	380,600
Smith International Inc	1,700	36,516
Southwestern Energy Co*	2,800	80,556
Spectra Energy Corp	5,340	69,420
Sunoco Inc	1,006	33,651
Tesoro Corp	1,200	17,712
Transocean Ltd*	1,703	101,788
Valero Energy Corp	4,652	90,156
Weatherford International Ltd*	5,600	59,752
Williams Cos Inc	5,123	57,890
XTO Energy Inc	4,061	128,571
Total Energy		7,409,005

Financial (8.82%)
Aflac Inc	4,094	68,615
Allstate Corp/The	4,885	82,215
American Capital Ltd	1,600	2,160
American Express Co	9,991	120,491
American International Group Inc	21,596	9,070
Ameriprise Financial Inc	1,978	31,529
AON Corp	2,484	94,988
Apartment Investment & Management Co	1,148	5,993
Assurant Inc	800	16,320
AvalonBay Communities Inc	722	30,627
Banco Santander SA ADR	1,000	6,020
Bank of America Corp	44,533	175,905
Bank of New York Mellon Corp/The	9,567	212,100
BB&T Corp	4,620	74,521
Boston Properties Inc	1,000	37,090
Capital One Financial Corp	3,543	42,693
CB Richard Ellis Group Inc*	1,600	4,624
Charles Schwab Corp/The	7,995	101,616
Chubb Corp	3,356	131,018
Cincinnati Financial Corp	1,551	31,858
CIT Group Inc	1,717	4,207
Citigroup Inc	25,411	38,117
CME Group Inc	400	72,960
Comerica Inc	1,331	19,978
Developers Diversified Realty Corp	1,000	2,950
Discover Financial Services	4,034	23,115
E*Trade Financial Corp*	3,742	2,994
Equity Residential	2,484	43,718
Federal National Mortgage Association	8,249	3,465
Federated Investors Inc	848	15,993
Fifth Third Bancorp	4,472	9,436
First Horizon National Corp	1,088	9,977
Franklin Resources Inc	1,329	60,868
General Growth Properties Inc	2,100	1,239
Genworth Financial Inc	3,700	4,477
Goldman Sachs Group Inc/The	3,322	302,568
Hartford Financial Services Group Inc	2,634	16,067
Host Hotels & Resorts Inc	4,600	17,020
Hudson City Bancorp Inc	4,300	44,591
Huntington Bancshares Inc	3,125	4,563
IntercontinentalExchange Inc*	600	34,062
Janus Capital Group Inc	1,377	6,073
JPMorgan Chase & Co	28,728	656,435
Keycorp	3,287	23,042
Kimco Realty Corp	2,100	18,585
Legg Mason Inc	1,100	$14,113
Lehman Brothers Holdings Inc	4,486	137
Lincoln National Corp	2,289	19,663
Loews Corp	3,768	74,795
M&T Bank Corp	659	24,119
Marsh & McLennan Cos Inc	4,530	81,223
Marshall & Ilsley Corp	2,248	10,296
MBIA Inc*	1,215	3,329
MetLife Inc	6,247	115,320
MGIC Investment Corp	844	1,924
Morgan Stanley	8,869	173,300
Northern Trust Corp	1,583	87,936
NYSE Euronext	2,200	37,136
PNC Financial Services Group Inc	3,129	85,547
Principal Financial Group Inc	2,207	17,634
Progressive Corp/The*	6,108	70,670
ProLogis	2,148	12,437
Prudential Financial Inc	3,888	63,802
Public Storage	1,000	55,480
Regions Financial Corp	5,885	20,127
Simon Property Group Inc	1,850	61,235
SLM Corp*	3,509	16,141
State Street Corp	3,254	82,229
SunTrust Banks Inc	2,946	35,440
T Rowe Price Group Inc	2,226	50,619
Torchmark Corp	787	16,212
Travelers Cos Inc/The	5,538	200,199
Unum Group	2,983	30,367
US Bancorp	14,513	207,681
Vornado Realty Trust	1,100	36,003
Wells Fargo & Co	31,339	379,202
XL Capital Ltd	1,549	5,127
Zions Bancorporation	953	8,930
Total Financial		4,814,326

Industrial (9.81%)
3M Co	6,054	275,215
Agilent Technologies Inc*	3,215	44,592
Ball Corp	990	39,887
Bemis Co Inc	906	16,824
Black & Decker Corp	525	12,427
Boeing Co	6,596	207,378
Burlington Northern Santa Fe Corp	2,482	145,867
Caterpillar Inc	5,388	132,599
CH Robinson Worldwide Inc	1,500	62,070
Cooper Industries Ltd	1,506	31,762
CSX Corp	3,418	84,356
Cummins Inc	1,788	37,190
Danaher Corp	2,083	105,733
Deere & Co	3,710	101,988
Dover Corp	1,842	45,939
Eastman Kodak Co	2,384	7,605
Eaton Corp	1,240	44,826
Emerson Electric Co	6,662	178,209
Expeditors International of Washington Inc	1,800	49,590
FedEx Corp	2,638	113,988
Fluor Corp	1,548	51,471
General Dynamics Corp	3,402	149,076
General Electric Co	81,469	693,301
Goodrich Corp	1,031	34,167
Honeywell International Inc	6,297	168,949
Illinois Tool Works Inc	3,558	98,912
Ingersoll-Rand Co Ltd	2,787	39,520
ITT Corp	1,498	55,950
Jabil Circuit Inc	1,699	7,034
Jacobs Engineering Group Inc*	1,000	33,740

See accompanying notes to financial statements

S&P 500 Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2009

Company	Shares	Value (Note 1)
L-3 Communications Holdings Inc	1,034	$69,950
Leggett & Platt Inc	1,520	17,374
Lockheed Martin Corp	2,915	183,966
Manitowoc Co Inc/The	1,100	4,510
Masco Corp	3,084	15,883
Molex Inc	1,295	14,724
Norfolk Southern Corp	3,284	104,168
Northrop Grumman Corp	2,931	109,502
Pactiv Corp*	1,193	18,885
Pall Corp	1,025	24,364
Parker Hannifin Corp	1,509	50,355
PerkinElmer Inc	1,021	13,150
Precision Castparts Corp	1,200	66,516
Raytheon Co	3,648	145,811
Republic Services Inc	1,125	22,388
Rockwell Automation Inc	1,270	25,527
Rockwell Collins Inc	1,357	42,338
Ryder System Inc	477	10,904
Sealed Air Corp	1,582	17,655
Snap-On Inc	609	14,366
Stanley Works/The	670	17,929
Terex Corp*	900	8,028
Textron Inc	2,066	11,673
Thermo Fisher Scientific Inc*	3,610	130,899
Tyco Electronics Ltd	4,158	39,418
Tyco International Ltd	4,158	83,368
Union Pacific Corp	4,404	165,238
United Parcel Service Inc	8,844	364,196
United Technologies Corp	8,381	342,196
Waste Management Inc	4,328	116,856
Waters Corp*	883	31,099
Total Industrial		5,353,401

Technology (11.87%)
Adobe Systems Inc*	5,034	84,068
Advanced Micro Devices Inc*	4,487	9,782
Affiliated Computer Services Inc*	805	37,537
Altera Corp	3,100	47,523
Analog Devices Inc	2,580	48,091
Apple Inc*	7,368	658,036
Applied Materials Inc	11,609	106,919
Autodesk Inc*	1,888	23,959
BMC Software Inc*	1,733	51,349
Broadcom Corp*	3,953	65,027
CA Inc	3,290	55,766
Citrix Systems Inc*	1,544	31,776
Cognizant Technology Solutions Corp*	2,400	44,160
Computer Sciences Corp*	1,490	51,763
Compuware Corp*	2,795	16,518
Dell Inc*	13,235	112,895
Electronic Arts Inc*	2,629	42,879
EMC Corp*	17,660	185,430
Fidelity National Information Services Inc	1,400	24,500
Fiserv Inc*	1,368	44,624
Hewlett-Packard Co	21,681	629,399
IMS Health Inc	1,733	$21,697
Intel Corp	43,689	556,598
International Business Machines Corp	11,415	1,050,522
Intuit Inc*	2,806	63,949
KLA-Tencor Corp	1,659	28,618
Lexmark International Inc*	856	14,672
Linear Technology Corp	1,917	41,791
LSI Corp*	6,000	17,400
Mastercard Inc	600	94,818
MEMC Electronic Materials Inc*	1,900	28,519
Microchip Technology Inc	1,800	33,786
Micron Technology Inc*	6,262	20,164
Microsoft Corp	67,982	1,097,909
National Semiconductor Corp	2,003	21,833
NetApp Inc*	2,959	39,769
Novell Inc*	2,982	9,423
Novellus Systems Inc*	1,106	14,102
Nvidia Corp*	4,572	37,856
Oracle Corp*	33,152	515,182
Pitney Bowes Inc	1,820	35,108
QLogic Corp*	1,486	13,701
SanDisk Corp*	2,000	17,820
Sun Microsystems Inc*	7,459	34,908
Teradata Corp*	1,575	24,350
Teradyne Inc*	2,030	8,384
Texas Instruments Inc	12,083	173,391
Unisys Corp*	3,371	1,214
Xerox Corp	7,856	40,694
Xilinx Inc	2,504	44,271
Total Technology		6,474,450

Utilities (4.22%)
AES Corp/The*	5,611	35,349
Allegheny Energy Inc	1,381	32,647
Ameren Corp	1,712	40,711
American Electric Power Co Inc	3,369	94,500
Centerpoint Energy Inc	2,697	27,833
CMS Energy Corp	2,062	22,806
Consolidated Edison Inc	2,227	80,640
Constellation Energy Group Inc	1,472	29,087
Dominion Resources Inc	4,860	146,675
DTE Energy Co	1,568	41,975
Duke Energy Corp	10,582	142,540
Dynegy Inc*	4,200	5,460
Edison International	2,778	75,617
Entergy Corp	1,678	113,080
Exelon Corp	5,694	268,871
FirstEnergy Corp	2,518	107,166
FPL Group Inc	3,378	153,125
Integrys Energy Group Inc	615	14,791
Nicor Inc	460	14,435
NiSource Inc	2,493	21,814
Pepco Holdings Inc	1,700	25,500
PG&E Corp	3,092	118,176
Pinnacle West Capital Corp	969	25,446
PPL Corp	3,232	$90,139
Progress Energy Inc	2,285	80,934
Public Service Enterprise Group Inc	4,382	119,584
Sempra Energy	2,196	91,287
Southern Co	6,412	194,347
TECO Energy Inc	1,982	19,006
Xcel Energy Inc	3,728	66,134
Total Utilities		2,299,675

Total Common Stock (Cost $67,688,433)		53,393,191

Short-Term Investments (1.65%)
United States Treasury Bills (1.65%)	Par Value
United States Treasury Bill 03/05/2009 (b)	$200,000	199,999
United States Treasury Bill 04/16/2009 (b)	700,000	699,770
Total United States Treasury Bills		899,769

Total Short-Term Investments (Cost $899,769)		899,769

Total Investments (Cost $68,588,202) (a) (99.52%)		54,292,960
Other Net Assets (0.48%)		263,048
Net Assets (100.00%)		$54,556,008

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $69,176,011. At February 28, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$11,771,384
Unrealized depreciation	(26,654,435)
Net unrealized appreciation (depreciation)	$(14,883,051)

(b) At February 28, 2009, certain United States Treasury Bills with a market value of $299,966 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2009: Contracts - $250 times premium / delivery month / commitment

S&P 500 Index	Unrealized Depreciation
6 / March 2009 / Long	$(203,552)

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2009

Company	Shares	Value (Note 1)
Common Stock (99.58%)
Basic Materials (4.94%)
Airgas Inc	12,548	$386,353
Albemarle Corp	14,172	274,228
Ashland Inc	10,300	60,873
Cabot Corp	9,535	99,927
Carpenter Technology Corp	7,200	98,640
Chemtura Corp	35,400	12,036
Cliffs Natural Resources Inc	10,000	154,300
Cytec Industries Inc	7,264	111,866
Ferro Corp	6,436	9,461
FMC Corp	11,468	463,651
Louisiana-Pacific Corp	12,900	20,898
Lubrizol Corp	10,401	285,923
Minerals Technologies Inc	2,779	83,148
Olin Corp	11,942	124,674
Potlatch Corp	5,863	133,501
Rayonier Inc	12,196	324,414
Reliance Steel & Aluminum Co	9,300	221,247
RPM International Inc	18,683	202,524
Sensient Technologies Corp	7,064	142,693
Steel Dynamics Inc	25,064	209,284
Terra Industries Inc	15,800	407,482
Valspar Corp	14,748	246,292
Total Basic Materials		4,073,415

Communications (3.89%)
3Com Corp*	57,300	126,633
ADC Telecommunications Inc*	17,200	48,848
Adtran Inc	8,517	122,985
Avocent Corp*	6,575	78,769
Belo Corp	12,400	9,920
Cincinnati Bell Inc*	36,400	60,424
CommScope Inc*	10,238	91,425
Digital River Inc*	5,400	129,168
F5 Networks Inc*	11,902	238,040
Factset Research Systems Inc	6,500	250,510
Harte-Hanks Inc	5,400	30,294
John Wiley & Sons Inc	6,500	204,035
NetFlix Inc*	6,400	231,296
NeuStar Inc*	11,300	175,037
Plantronics Inc	7,361	63,231
Polycom Inc*	12,723	169,216
priceline.com Inc*	6,300	534,618
RF Micro Devices Inc*	37,000	33,670
Scholastic Corp	4,026	44,326
Telephone & Data Systems Inc	16,493	486,544
ValueClick Inc*	12,200	76,494
Total Communications		3,205,483

Consumer, Cyclical (13.11%)
99 Cents Only Stores*	6,600	54,384
Advance Auto Parts Inc	14,648	560,286
Aeropostale Inc*	9,678	224,433
Airtran Holdings Inc*	16,600	49,634
Alaska Air Group Inc*	5,445	119,300
American Eagle Outfitters Inc	31,959	311,920
AnnTaylor Stores Corp*	8,787	57,818
ArvinMeritor Inc	11,108	6,998
Barnes & Noble Inc	6,663	119,534
BJ's Wholesale Club Inc*	8,726	260,733
Bob Evans Farms Inc	4,416	81,564
BorgWarner Inc	17,954	309,707
Boyd Gaming Corp	8,100	34,425
Brinker International Inc	14,612	160,732
Callaway Golf Co	9,526	64,491
Carmax Inc*	31,976	301,534
Cheesecake Factory Inc/The*	9,200	74,888
Chico's FAS Inc*	25,000	$113,250
Chipotle Mexican Grill Inc*	5,100	278,613
Coldwater Creek Inc*	6,700	11,323
Collective Brands Inc*	10,016	103,666
Copart Inc*	10,034	271,119
Dick's Sporting Goods Inc*	12,200	150,670
Dollar Tree Inc*	14,045	545,227
DreamWorks Animation SKG Inc*	11,600	223,764
Foot Locker Inc	21,900	181,989
Furniture Brands International Inc	5,900	8,024
Guess? Inc	9,300	149,451
Hanesbrands Inc*	14,000	98,000
Herman Miller Inc	8,188	82,535
HNI Corp	6,707	65,796
Hovnanian Enterprises Inc*	7,200	6,120
Ingram Micro Inc*	25,500	277,695
International Speedway Corp	4,433	85,690
J Crew Group Inc*	7,300	82,198
JetBlue Airways Corp*	28,400	108,204
Krispy Kreme Doughnuts Inc (Warrant)	553	6
Life Time Fitness Inc*	4,900	41,944
LKQ Corp*	21,700	292,950
Macrovision Solutions Corp*	12,161	191,293
Marvel Entertainment Inc*	7,100	183,606
MDC Holdings Inc	5,200	131,196
Modine Manufacturing Co	4,600	5,198
Mohawk Industries Inc*	8,687	196,239
MSC Industrial Direct Co	6,600	201,894
NVR Inc*	800	266,216
O'Reilly Automotive Inc*	20,798	693,821
Oshkosh Corp	10,500	65,730
Pacific Sunwear Of California Inc*	9,300	13,113
PetSmart Inc	18,889	378,536
Phillips-Van Heusen Corp	7,300	120,961
Regis Corp	6,509	82,013
Ross Stores Inc	19,424	573,396
Ryland Group Inc	6,000	84,780
Saks Inc*	20,765	50,459
Scientific Games Corp*	9,500	100,510
Tech Data Corp*	7,852	135,761
Thor Industries Inc	5,115	54,782
Timberland Co/The*	6,982	78,548
Toll Brothers Inc*	20,142	319,251
Under Armour Inc*	5,300	76,267
Urban Outfitters Inc*	16,524	274,959
Warnaco Group Inc/The*	6,700	145,055
Wendy's/Arby's Group Inc	66,100	299,433
Williams-Sonoma Inc	12,864	112,303
Total Consumer, Cyclical		10,805,935

Consumer, Non-Cyclical (23.39%)
Affymetrix Inc*	9,900	21,087
Alberto-Culver Co	13,200	292,248
Alliance Data Systems Corp*	10,016	296,474
American Greetings Corp	7,649	28,531
Beckman Coulter Inc	9,687	434,365
Bio-Rad Laboratories Inc*	3,000	167,100
Blyth Inc	850	17,349
Brink's Home Security Holdings Inc*	6,913	144,966
Career Education Corp*	10,400	256,568
Charles River Laboratories International Inc*	9,919	245,991
Church & Dwight Co Inc	10,809	528,776
Community Health Systems Inc*	13,998	$229,007
Corinthian Colleges Inc*	12,215	240,636
Corn Products International Inc	11,500	231,955
Corporate Executive Board Co/The	4,800	72,000
Corrections Corp of America*	19,500	207,090
Covance Inc*	9,820	372,964
Deluxe Corp	7,300	56,356
DeVry Inc	9,501	493,577
Edwards Lifesciences Corp*	8,639	480,415
Endo Pharmaceuticals Holdings Inc*	17,500	332,150
Flowers Foods Inc	12,200	272,182
FTI Consulting Inc*	7,900	288,666
Gartner Inc*	9,331	94,336
Gen-Probe Inc*	8,475	343,831
Global Payments Inc	12,400	380,432
Hansen Natural Corp*	11,500	382,720
Health Management Associates Inc*	34,600	74,390
Health Net Inc*	15,659	206,699
Henry Schein Inc*	13,892	509,559
Hill-Rom Holdings Inc	9,117	89,529
Hologic Inc*	39,700	449,404
Hormel Foods Corp	10,348	329,377
Idexx Laboratories Inc*	8,700	261,870
ITT Educational Services Inc*	4,892	555,242
Kelly Services Inc	3,900	29,640
Kindred Healthcare Inc*	4,400	63,316
Kinetic Concepts Inc*	8,000	174,240
Korn/Ferry International*	6,830	63,109
Lancaster Colony Corp	3,189	123,988
Lender Processing Services Inc	13,000	340,470
LifePoint Hospitals Inc*	8,193	172,217
Lincare Holdings Inc*	11,556	243,485
Manpower Inc	12,087	336,986
Masimo Corp*	7,400	184,926
Medicis Pharmaceutical Corp	8,100	91,368
MPS Group Inc*	13,786	68,516
Navigant Consulting Inc*	6,700	86,899
NBTY Inc*	7,600	113,012
Omnicare Inc	16,130	418,251
PepsiAmericas Inc	8,793	146,052
Perrigo Co	12,059	242,265
Pharmaceutical Product Development Inc	18,300	439,017
Psychiatric Solutions Inc*	8,700	147,378
Quanta Services Inc*	30,528	537,293
Ralcorp Holdings Inc*	8,700	527,220
Rent-A-Center Inc*	9,843	172,449
ResMed Inc*	11,300	416,744
Rollins Inc	6,276	99,161
Ruddick Corp	6,108	132,421
SAIC Inc*	31,400	593,774
Scotts Miracle-Gro Co/The	6,460	180,428
Sepracor Inc*	15,400	230,692
Service Corp International	37,700	127,426
Smithfield Foods Inc*	17,160	134,706
Sotheby's	9,743	65,376
STERIS Corp	8,496	195,918
Strayer Education Inc	2,200	373,450
Techne Corp	5,754	281,083
Thoratec Corp*	8,700	198,708
Tootsie Roll Industries Inc	4,252	91,078
TravelCenters Fractional Share^	10,000	0
Tupperware Brands Corp	9,657	136,936
United Rentals Inc*	11,043	44,724

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2009

Company	Shares	Value (Note 1)
United Therapeutics Corp*	3,600	$241,596
Universal Corp	3,944	113,351
Universal Health Services Inc	7,452	274,457
Valeant Pharmaceuticals International*	13,317	231,716
VCA Antech Inc*	12,329	256,320
Vertex Pharmaceuticals Inc*	23,286	703,936
WellCare Health Plans Inc*	5,900	53,277
Total Consumer, Non-Cyclical		19,287,217

Energy (7.23%)
Arch Coal Inc	22,120	307,468
Bill Barrett Corp*	5,700	110,238
Cimarex Energy Co	12,900	253,485
Comstock Resources Inc*	7,100	216,053
Denbury Resources Inc*	38,264	492,840
Encore Acquisition Co*	7,700	154,616
Exterran Holdings Inc*	9,591	173,597
FMC Technologies Inc*	19,420	514,436
Forest Oil Corp*	15,059	213,537
Frontier Oil Corp	14,900	203,385
Helix Energy Solutions Group Inc*	13,200	41,052
Helmerich & Payne Inc	16,328	386,320
Mariner Energy Inc*	13,800	127,650
National Fuel Gas Co	11,902	360,750
Newfield Exploration Co*	20,536	396,961
Oceaneering International Inc*	8,400	266,868
Oneok Inc	16,234	362,668
Patterson-UTI Energy Inc	22,504	193,309
Plains Exploration & Production Co*	16,626	318,222
Pride International Inc*	26,780	461,687
Quicksilver Resources Inc*	15,768	94,608
Superior Energy Services Inc*	11,800	155,642
Unit Corp*	7,300	156,001
Total Energy		5,961,393

Financial (16.51%)
Affiliated Managers Group Inc*	6,000	215,880
Alexandria Real Estate Equities Inc	5,000	199,800
AMB Property Corp	15,292	182,128
American Financial Group Inc	11,682	181,772
AmeriCredit Corp*	16,500	63,525
Apollo Investment Corp	20,800	85,904
Arthur J Gallagher & Co	14,700	233,289
Associated Banc-Corp	19,823	286,641
Astoria Financial Corp	11,982	85,671
BancorpSouth Inc	11,200	208,656
Bank of Hawaii Corp	7,421	237,769
BRE Properties Inc	7,400	140,008
Brown & Brown Inc	17,964	303,053
Camden Property Trust	8,300	155,957
Cathay General Bancorp	7,000	68,040
City National Corp	5,950	190,876
Colonial BancGroup Inc/The	28,600	12,870
Commerce Bancshares Inc	10,255	356,156
Cousins Properties Inc	5,500	39,105
Cullen/Frost Bankers Inc	9,158	394,160
Eaton Vance Corp	17,982	311,089
Equity One Inc	5,700	63,726
Essex Property Trust Inc	4,200	228,438
Everest Re Group Ltd	9,520	620,038
Federal Realty Investment Trust	9,100	374,283
Fidelity National Financial Inc	32,822	543,861
First American Corp	14,383	333,254
First Niagara Financial Group Inc	18,334	213,041
FirstMerit Corp	11,623	$170,974
Fulton Financial Corp	27,100	168,562
Hanover Insurance Group Inc/The	7,607	268,299
HCC Insurance Holdings Inc	17,792	390,534
Highwoods Properties Inc	9,859	186,237
Horace Mann Educators Corp	5,500	42,295
Hospitality Properties Trust	13,761	156,875
Jefferies Group Inc	18,728	185,220
Jones Lang LaSalle Inc	5,700	113,544
Liberty Property Trust	15,228	278,216
Macerich Co/The	11,800	134,756
Mack-Cali Realty Corp	9,477	161,867
Mercury General Corp	5,100	137,496
Nationwide Health Properties Inc	15,400	312,004
New York Community Bancorp Inc	53,291	524,916
Old Republic International Corp	35,795	325,019
Omega Healthcare Investors Inc	12,800	168,064
PacWest Bancorp	3,500	47,880
PMI Group Inc/The	10,800	5,508
Protective Life Corp	10,318	39,002
Raymond James Financial Inc	13,910	194,184
Realty Income Corp	16,200	283,986
Regency Centers Corp	10,859	292,976
Reinsurance Group of America Inc	11,200	304,640
SL Green Realty Corp	8,800	102,256
StanCorp Financial Group Inc	7,234	130,140
SVB Financial Group*	4,820	78,807
Synovus Financial Corp	43,500	151,380
TCF Financial Corp	17,828	218,571
UDR Inc	22,606	179,492
Unitrin Inc	7,551	81,400
Valley National Bancorp	20,900	238,887
Waddell & Reed Financial Inc	12,604	177,968
Washington Federal Inc	12,798	145,769
Webster Financial Corp	7,400	28,712
Weingarten Realty Investors	11,987	135,333
Westamerica Bancorporation	4,520	180,212
Wilmington Trust Corp	9,706	87,354
WR Berkley Corp	21,669	450,932
Total Financial		13,609,257

Industrial (16.04%)
AGCO Corp*	14,248	244,211
Alexander & Baldwin Inc	5,922	111,274
Alliant Techsystems Inc*	5,072	358,388
AMETEK Inc	16,540	437,648
Aptargroup Inc	10,000	280,600
Arrow Electronics Inc*	17,683	294,068
Avnet Inc*	23,298	402,356
Brink's Co/The	6,913	165,013
Bucyrus International Inc	11,600	144,072
Carlisle Cos Inc	8,616	170,769
Clean Harbors Inc*	3,100	150,598
Commercial Metals Co	16,800	171,528
Con-way Inc	6,652	100,512
Crane Co	7,509	113,236
Donaldson Co Inc	11,928	291,162
Dycom Industries Inc*	6,201	28,649
Energizer Holdings Inc*	8,989	379,246
Federal Signal Corp	7,404	46,793
GATX Corp	7,018	128,219
Gentex Corp	21,170	169,360
Graco Inc	8,849	150,256
Granite Construction Inc	4,696	$167,084
Greif Inc	4,800	147,600
Harsco Corp	12,954	267,630
Hubbell Inc	8,223	216,429
IDEX Corp	12,800	247,296
JB Hunt Transport Services Inc	12,352	251,734
Joy Global Inc	16,750	292,455
Kansas City Southern*	14,100	249,429
KBR Inc	24,800	312,480
Kennametal Inc	11,054	180,401
Lincoln Electric Holdings Inc	6,300	193,599
Martin Marietta Materials Inc	6,376	488,147
Matthews International Corp	4,500	156,330
Mettler-Toledo International Inc*	5,200	277,212
Mine Safety Appliances Co	4,300	78,475
National Instruments Corp	8,425	145,163
Nordson Corp	4,952	123,305
Overseas Shipholding Group Inc	3,884	99,896
Packaging Corp of America	15,825	167,587
Pentair Inc	14,595	304,598
Roper Industries Inc	13,900	574,765
Shaw Group Inc/The*	12,900	301,086
Sonoco Products Co	15,451	297,741
SPX Corp	8,473	375,184
SunPower Corp*	2	50
Teleflex Inc	5,812	276,070
Temple-Inland Inc	15,300	72,675
Terex Corp*	14,700	131,124
Thomas & Betts Corp*	8,639	197,919
Tidewater Inc	7,997	282,454
Timken Co	14,000	170,520
Trimble Navigation Ltd*	13,700	193,170
Trinity Industries Inc	11,986	88,457
URS Corp*	12,900	398,868
Varian Inc*	4,271	96,653
Vishay Intertechnology Inc*	26,400	67,320
Wabtec Corp	7,500	200,700
Waste Connections Inc*	12,400	295,616
Werner Enterprises Inc	6,585	89,688
Woodward Governor Co	8,500	146,370
Worthington Industries Inc	9,693	79,483
YRC Worldwide Inc*	8,100	17,820
Zebra Technologies Corp*	9,584	168,391
Total Industrial		13,226,932

Technology (7.40%)
ACI Worldwide Inc*	5,205	92,961
Acxiom Corp	9,766	80,862
Advent Software Inc*	2,609	71,069
ANSYS Inc*	13,900	280,363
Atmel Corp*	63,892	228,094
Broadridge Financial Solutions Inc	21,900	349,962
Cadence Design Systems Inc*	36,800	154,560
Cerner Corp*	10,500	384,300
Cree Inc*	13,081	256,911
Diebold Inc	9,658	213,635
DST Systems Inc*	6,668	196,173
Fair Isaac Corp	7,398	81,008
Fairchild Semiconductor International Inc*	18,260	63,910
Imation Corp	4,300	34,572
Integrated Device Technology Inc*	24,977	111,897
International Rectifier Corp*	10,300	129,265
Intersil Corp	18,284	184,851
Jack Henry & Associates Inc	13,101	208,699

See accompanying notes to financial statements

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2009

Company	Shares	Value (Note 1)
Lam Research Corp*	19,354	$378,564
ManTech International Corp*	3,200	166,944
Mentor Graphics Corp*	12,832	56,846
Metavante Technologies Inc*	13,100	220,211
Palm Inc*	15,400	111,496
Parametric Technology Corp*	17,300	140,822
SEI Investments Co	20,722	245,348
Semtech Corp*	9,412	110,591
Silicon Laboratories Inc*	7,136	156,278
SRA International Inc*	6,300	85,554
Sybase Inc*	12,571	341,680
Synopsys Inc*	22,375	416,846
Western Digital Corp*	34,367	469,453
Wind River Systems Inc*	9,857	74,420
Total Technology		6,098,145

Utilities (7.07%)
AGL Resources Inc	11,946	331,381
Alliant Energy Corp	17,132	396,263
Aqua America Inc	20,921	384,946
Black Hills Corp	5,571	99,220
DPL Inc	17,980	361,398
Great Plains Energy Inc	17,527	237,316
Hawaiian Electric Industries Inc	14,009	194,305
IDACORP Inc	6,734	163,906
MDU Resources Group Inc	28,421	430,294
Northeast Utilities	24,162	529,389
NSTAR	16,586	$533,571
NV Energy Inc	36,319	336,676
OGE Energy Corp	14,400	315,647
PNM Resources Inc	11,882	91,372
Southern Union Co	19,200	257,471
UGI Corp	16,700	400,632
Vectren Corp	12,515	261,062
Westar Energy Inc	16,785	283,666
WGL Holdings Inc	7,205	218,743
Total Utilities		5,827,258

Total Common Stock (Cost $117,268,859)		82,095,035

Short-Term Investments (0.24%)

United States Treasury Bills (0.24%)	Par Value
United States Treasury Bill 05/14/2009 (b)	$100,000	99,959
United States Treasury Bill 06/04/2009	100,000	99,931
Total United States Treasury Bills		199,890

Total Short-Term Investments (Cost $199,861)		199,890

Total Investments (Cost $117,468,720) (a) (99.82%)		$82,294,925
Other Net Assets (0.18%)		147,558
Net Assets (100.00%)		$82,442,483

* Non-Income Producing Security

^ Worthless Security

(a) Aggregate cost for federal income tax purpose is $117,468,720. At February 28, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$7,128,749
Unrealized depreciation	(42,302,544)
Net unrealized appreciation (depreciation)	$(35,173,795)

(b) At February 28, 2009, certain United States Treasury Bills with a market value of $99,959 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2009: Contracts - $100 times premium / delivery month / commitment

S&P Mini Mid Cap	Unrealized Depreciation
3 / March 2009 / Long	$(13,238)

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2009

Company	Shares	Value (Note 1)
Common Stock (92.64%)
Basic Materials (1.84%)
AMCOL International Corp	1,466	$17,695
Arch Chemicals Inc	1,494	26,862
Balchem Corp	1,100	22,825
Brush Engineered Materials Inc*	1,269	15,736
Buckeye Technologies Inc*	1,716	3,878
Century Aluminum Co*	2,451	5,441
Deltic Timber Corp	590	18,467
Georgia Gulf Corp	1,993	1,335
HB Fuller Co	3,124	35,614
Neenah Paper Inc	750	3,938
NewMarket Corp	800	27,656
Olympic Steel Inc	500	6,190
OM Group Inc*	1,855	28,753
Penford Corp	400	1,952
PolyOne Corp*	5,408	8,707
Quaker Chemical Corp	439	2,472
RTI International Metals Inc*	1,366	14,807
Schulman A Inc	1,547	22,107
Schweitzer-Mauduit International Inc	770	11,704
Stepan Co	400	11,352
Wausau Paper Corp	3,194	17,727
Zep Inc	1,342	10,615
Total Basic Materials		315,833

Communications (4.67%)
4Kids Entertainment Inc*	613	742
Adaptec Inc*	7,937	18,573
AH Belo Corp	1,000	1,070
Anixter International Inc*	1,885	$55,438
Applied Signal Technology Inc	560	10,707
Arris Group Inc*	8,093	49,529
Black Box Corp	1,103	21,884
Blue Coat Systems Inc*	2,200	24,156
Blue Nile Inc*	800	19,096
Comtech Telecommunications Corp*	1,600	60,464
Cybersource Corp*	4,557	56,142
DealerTrack Holdings Inc*	2,690	28,406
EMS Technologies Inc*	1,000	20,080
EW Scripps Co	1,800	2,052
Fairpoint Communications Inc	5,300	10,441
General Communication Inc*	2,942	15,857
Harmonic Inc*	6,254	34,022
Infospace Inc*	1,900	10,051
Interwoven Inc*	3,000	48,210
inVentiv Health Inc*	1,900	19,304
j2 Global Communications Inc*	2,976	55,740
Knot Inc/The*	1,600	9,904
Netgear Inc*	1,900	20,995
Network Equipment Technologies Inc*	1,066	3,145
Novatel Wireless Inc*	1,500	8,190
NutriSystem Inc	1,800	23,220
PC-Tel Inc	942	4,776
Perficient Inc*	1,900	6,688
Stamps.com Inc*	1,100	9,152
Symmetricom Inc*	2,100	7,098
Tekelec*	4,296	52,669
Tollgrade Communications Inc*	630	3,528
United Online Inc	5,300	$24,698
Viasat Inc*	1,752	32,062
Websense Inc*	2,754	30,735
Total Communications		798,824

Consumer, Cyclical (14.20%)
Arctic Cat Inc	1,013	3,505
ATC Technology Corp*	1,300	13,533
Audiovox Corp*	1,050	2,940
Bassett Furniture Industries Inc	556	534
Big 5 Sporting Goods Corp	1,300	6,812
Brightpoint Inc*	2,880	11,290
Brown Shoe Co Inc	2,695	9,621
Brunswick Corp	5,200	16,068
Buckle Inc/The	1,350	32,036
Buffalo Wild Wings Inc*	1,200	37,044
Cabela's Inc*	2,300	19,366
California Pizza Kitchen Inc*	1,500	15,600
Carter's Inc*	3,700	60,347
Casey's General Stores Inc	3,365	66,997
Cash America International Inc	1,744	25,114
Cato Corp/The	1,862	27,241
CEC Entertainment Inc*	1,417	33,087
Champion Enterprises Inc*	4,414	1,280
Charlotte Russe Holding Inc*	1,500	7,890
Childrens Place Retail Stores Inc/The*	1,478	27,018
Christopher & Banks Corp	1,875	7,294
CKE Restaurants Inc	3,700	25,789
Cracker Barrel Old Country Store Inc	1,300	29,094
CROCS Inc*	4,800	5,856

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2009

Company	Shares	Value (Note 1)
Deckers Outdoor Corp*	800	$33,016
DineEquity Inc	898	6,600
Dress Barn Inc*	2,616	25,951
Ethan Allen Interiors Inc	1,913	18,250
Finish Line Inc/The	2,948	12,234
First Cash Financial Services Inc*	1,500	20,490
Fossil Inc*	3,020	38,112
Fred's Inc	2,610	24,038
G&K Services Inc	1,371	24,472
Genesco Inc*	1,318	18,847
Group 1 Automotive Inc	1,453	15,547
Gymboree Corp*	1,869	48,071
Haverty Furniture Cos Inc	1,157	10,205
Hibbett Sports Inc*	1,704	23,890
HOT Topic Inc*	2,397	21,285
HSN Inc*	2,300	9,821
Iconix Brand Group Inc*	3,300	26,730
Insight Enterprises Inc*	2,982	7,843
Interface Inc	3,181	7,094
Interval Leisure Group Inc*	2,300	9,200
Jack in the Box Inc	3,444	66,951
Jakks Pacific Inc*	1,604	20,323
Jo-Ann Stores Inc*	1,470	17,699
JOS A Bank Clothiers Inc*	1,150	25,990
K-Swiss Inc	1,713	17,061
Landry's Restaurants Inc	826	4,378
La-Z-Boy Inc	2,673	2,406
Libbey Inc	640	646
Lithia Motors Inc	1,000	2,640
Liz Claiborne Inc	6,200	17,298
LKQ Corp*	8,900	120,150
M/I Homes Inc	700	4,515
Maidenform Brands Inc*	1,100	9,603
Marcus Corp	1,435	11,882
MarineMax Inc*	800	1,152
Men's Wearhouse Inc/The	3,043	32,499
Meritage Homes Corp*	2,050	20,336
Mobile Mini Inc*	2,228	21,723
Monaco Coach Corp	1,505	692
Monarch Casino & Resort Inc*	600	4,374
Multimedia Games Inc*	1,431	2,690
MWI Veterinary Supply Inc*	800	20,176
National Presto Industries Inc	327	19,787
Nautilus Inc*	1,674	1,088
O'Charleys Inc	1,466	3,313
OfficeMax Inc	4,500	17,190
Owens & Minor Inc	2,715	91,523
Oxford Industries Inc	832	3,885
Panera Bread Co*	1,947	85,746
Papa John's International Inc*	1,264	27,998
PEP Boys-Manny Moe & Jack	3,075	9,717
Perry Ellis International Inc*	700	3,318
PetMed Express Inc*	1,300	17,914
PF Chang's China Bistro Inc*	1,512	29,786
Pinnacle Entertainment Inc*	3,726	27,982
Polaris Industries Inc	2,204	40,576
Pool Corp	3,136	41,615
Quiksilver Inc*	6,824	8,530
RC2 Corp*	1,100	5,159
Red Robin Gourmet Burgers Inc*	800	11,368
Ruby Tuesday Inc*	3,100	3,534
Ruth's Hospitality Group Inc*	1,000	1,000
Scansource Inc*	1,686	26,757
School Specialty Inc*	1,075	15,125
Shuffle Master Inc*	3,655	10,819
Skechers U.S.A. Inc*	1,900	12,122
Skyline Corp	400	6,384
Skywest Inc	3,479	$35,625
Sonic Automotive Inc	1,573	2,249
Sonic Corp*	3,769	33,921
Spartan Motors Inc	1,900	4,332
Stage Stores Inc	2,706	19,429
Standard Motor Products Inc	916	1,914
Standard Pacific Corp*	7,590	7,211
Steak N Shake Co/The*	1,277	7,828
Stein Mart Inc*	1,360	1,632
Superior Industries International Inc	1,200	12,228
Texas Roadhouse Inc*	3,100	25,420
Toro Co	2,194	47,983
Tractor Supply Co*	2,161	67,510
True Religion Apparel Inc*	900	9,198
Tuesday Morning Corp*	1,500	1,320
Tween Brands Inc*	1,767	2,120
Unifirst Corp	800	19,168
United Stationers Inc*	1,437	31,226
Universal Electronics Inc*	800	12,456
Volcom Inc*	800	6,368
Wabash National Corp	1,723	3,532
Watsco Inc	1,866	64,060
Winnebago Industries	1,700	6,885
WMS Industries Inc*	3,267	59,231
Wolverine World Wide Inc	3,060	46,390
World Fuel Services Corp	1,900	55,119
Zale Corp*	2,067	2,584
Zumiez Inc*	1,300	10,257
Total Consumer, Cyclical		2,431,668

Consumer, Non-Cyclical (19.10%)
Aaron Rents Inc	3,547	85,234
Abaxis Inc*	1,300	20,332
ABM Industries Inc	2,908	35,565
Administaff Inc	1,536	29,891
Air Methods Corp*	600	10,014
Alliance One International Inc*	4,676	16,179
Amedisys Inc*	1,756	57,439
American Italian Pasta Co*	7	215
American Medical Systems Holdings Inc*	4,820	49,887
AMERIGROUP Corp*	3,438	85,194
AMN Healthcare Services Inc*	1,700	11,067
Amsurg Corp*	2,051	32,037
Andersons Inc/The	1,000	12,360
Arbitron Inc	1,587	20,536
Arqule Inc*	1,302	4,088
Arthrocare Corp*	1,479	5,398
Bankrate Inc*	800	17,840
Biolase Technology Inc*	1,245	411
Boston Beer Co Inc*	500	11,985
Bowne & Co Inc	1,816	2,869
Cal-Maine Foods Inc	800	17,824
Cambrex Corp*	1,239	2,676
Capella Education Co*	900	49,914
Catalyst Health Solutions Inc*	2,500	52,700
CDI Corp	607	4,607
Centene Corp*	2,878	48,868
Central Garden and Pet Co*	3,900	29,133
Chattem Inc*	1,200	76,116
Chemed Corp	1,544	61,467
Coinstar Inc*	1,600	41,824
Conmed Corp*	1,925	26,161
Consolidated Graphics Inc*	696	9,389
Cooper Cos Inc/The	2,776	61,044
CorVel Corp*	500	9,430
Cross Country Healthcare Inc*	1,840	13,616
CryoLife Inc*	1,813	9,156
Cubist Pharmaceuticals Inc*	3,700	$52,577
Cyberonics Inc*	1,199	16,127
Diamond Foods Inc	1,100	23,595
Enzo Biochem Inc*	1,519	5,575
Gentiva Health Services Inc*	1,927	33,395
Geo Group Inc/The*	3,400	40,188
Gevity HR Inc	1,500	3,195
Great Atlantic & Pacific Tea Co*	1,319	5,368
Green Mountain Coffee Roasters Inc*	1,000	37,350
Haemonetics Corp*	1,591	84,928
Hain Celestial Group Inc/The*	2,470	34,778
Healthcare Services Group Inc	2,550	39,194
Healthspring Inc*	3,000	24,300
Healthways Inc*	1,971	17,956
Heartland Payment Systems Inc	1,600	8,816
Heidrick & Struggles International Inc	972	15,591
Hillenbrand Inc	4,100	68,757
HMS Holdings Corp*	1,600	48,608
ICU Medical Inc*	855	26,958
Immucor Inc*	4,640	104,122
Integra LifeSciences Holdings Corp*	1,265	33,029
Invacare Corp	2,104	33,748
J&J Snack Foods Corp	834	26,329
Kendle International Inc*	700	13,090
Kensey Nash Corp*	574	10,940
Lance Inc	1,952	42,573
Landauer Inc	600	30,006
LCA-Vision Inc	1,173	3,226
LHC Group Inc*	1,000	19,930
Live Nation Inc*	4,000	14,040
Magellan Health Services Inc*	2,700	89,532
Mannatech Inc	900	3,141
Martek Biosciences Corp	2,200	41,206
MAXIMUS Inc	1,113	41,014
Medcath Corp*	800	6,416
Mednax Inc*	3,014	89,214
Meridian Bioscience Inc	2,600	52,156
Merit Medical Systems Inc*	1,795	19,996
Midas Inc*	700	5,145
Molina Healthcare Inc*	800	14,984
Nash Finch Co	881	30,694
Natus Medical Inc*	1,600	12,528
Noven Pharmaceuticals Inc*	1,200	9,756
Odyssey HealthCare Inc*	1,878	19,456
On Assignment Inc*	2,167	5,114
Osteotech Inc*	821	2,496
Palomar Medical Technologies Inc*	1,000	7,300
Par Pharmaceutical Cos Inc*	2,000	26,640
Parexel International Corp*	3,378	30,976
Peet's Coffee & Tea Inc*	600	12,930
PharmaNet Development Group Inc*	1,139	5,627
PharMerica Corp*	1,800	30,204
Pre-Paid Legal Services Inc*	540	17,231
PSS World Medical Inc*	4,200	60,606
Regeneron Pharmaceuticals Inc*	4,056	57,798
RehabCare Group Inc*	1,146	16,766
Res-Care Inc*	1,700	20,791
Rewards Network Inc*	1,161	3,425
Russ Berrie & Co Inc*	958	1,140
Salix Pharmaceuticals Ltd*	2,700	20,115
Sanderson Farms Inc	1,018	35,152
Savient Pharmaceuticals Inc*	2,760	11,923
Spartan Stores Inc	1,300	19,890

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2009

Company	Shares	Value (Note 1)
Spherion Corp*	3,098	$3,811
Standard Register Co/The	613	2,967
StarTek Inc*	740	2,331
SurModics Inc*	809	14,133
Symmetry Medical Inc*	2,200	11,770
Theragenics Corp*	1,389	1,320
Ticketmaster Entertainment Inc*	2,300	11,247
TreeHouse Foods Inc*	2,100	56,049
TrueBlue Inc*	2,823	19,846
United Natural Foods Inc*	2,800	41,664
Universal Technical Institute Inc*	1,300	14,339
Viad Corp	1,409	19,867
Viropharma Inc*	5,100	21,165
Volt Information Sciences Inc*	646	5,039
Watson Wyatt Worldwide Inc	2,852	140,062
WD-40 Co	1,126	27,711
West Pharmaceutical Services Inc	2,100	64,470
Wright Express Corp*	2,300	33,672
Zoll Medical Corp*	1,200	16,500
Total Consumer, Non-Cyclical		3,270,080

Energy (3.47%)
Atwood Oceanics Inc*	3,644	55,680
Basic Energy Services Inc*	1,300	8,203
CARBO Ceramics Inc	1,224	42,546
Dril-Quip Inc*	2,000	42,040
Gulf Island Fabrication Inc	900	7,974
Headwaters Inc*	2,223	4,402
Holly Corp	2,700	62,937
Hornbeck Offshore Services Inc*	1,300	17,043
ION Geophysical Corp*	4,753	5,086
Lufkin Industries Inc	900	29,565
Matrix Service Co*	1,500	10,440
NATCO Group Inc*	1,200	21,348
Oil States International Inc*	3,300	43,956
Penn Virginia Corp	2,700	37,395
Petroleum Development Corp*	815	9,862
Petroquest Energy Inc*	2,500	8,100
Pioneer Drilling Co*	2,900	11,136
SEACOR Holdings Inc*	1,351	80,938
St Mary Land & Exploration Co	4,128	56,058
Stone Energy Corp*	2,267	8,977
Superior Well Services Inc*	600	3,450
Swift Energy Co*	2,022	14,538
Tetra Technologies Inc*	4,434	12,681
Total Energy		594,355

Financial (16.16%)
Acadia Realty Trust	2,180	21,887
Anchor Bancorp Wisconsin Inc	1,149	804
Bank Mutual Corp	3,500	29,575
BankAtlantic Bancorp Inc	460	524
BioMed Realty Trust Inc	5,200	44,356
Boston Private Financial Holdings Inc	4,201	14,577
Brookline Bancorp Inc	3,628	31,854
Cascade Bancorp	1,500	1,350
Cedar Shopping Centers Inc	2,600	12,324
Central Pacific Financial Corp	1,900	7,543
Colonial Properties Trust	2,886	10,996
Columbia Banking System Inc	1,100	8,591
Community Bank System Inc	2,100	35,931
Corus Bankshares Inc	1,800	270
Delphi Financial Group Inc	2,421	26,244
DiamondRock Hospitality Co	5,600	17,304
Dime Community Bancshares	1,914	18,872
East West Bancorp Inc	4,206	29,905
EastGroup Properties Inc	1,500	$36,885
Entertainment Properties Trust	2,184	32,563
Extra Space Storage Inc	5,400	33,858
Financial Federal Corp	1,588	30,172
First Bancorp	5,128	21,332
First Commonwealth Financial Corp	4,800	39,264
First Financial Bancorp	1,700	13,073
First Financial Bankshares Inc	1,400	60,228
First Midwest Bancorp Inc	3,089	23,229
FirstFed Financial Corp*	1,070	268
Flagstar Bancorp Inc*	1,822	1,421
Forestar Group Inc*	2,000	15,040
Frontier Financial Corp	2,400	3,720
Glacier Bancorp Inc	3,950	60,791
Greenhill & Co Inc	1,100	71,060
Guaranty Financial Group Inc*	7,200	3,096
Hancock Holding Co	1,500	42,540
Hanmi Financial Corp	2,300	2,714
Home Bancshares Inc	900	16,470
Home Properties Inc	2,100	55,734
Independent Bank Corp	1,154	1,443
Infinity Property & Casualty Corp	1,100	39,083
Inland Real Estate Corp	3,700	28,860
Investment Technology Group Inc*	2,751	53,562
Irwin Financial Corp*	950	1,910
Kilroy Realty Corp	2,057	38,281
Kite Realty Group Trust	1,800	6,192
LaBranche & Co Inc*	3,500	20,230
LandAmerica Financial Group Inc	971	49
LaSalle Hotel Properties	2,400	12,768
Lexington Realty Trust	3,670	11,817
LTC Properties Inc	1,500	25,590
Medical Properties Trust Inc	4,000	13,960
Mid-America Apartment Communities Inc	1,800	46,638
Nara Bancorp Inc	1,163	3,105
National Financial Partners Corp	2,400	5,976
National Penn Bancshares Inc	5,200	38,532
National Retail Properties Inc	5,152	74,034
Navigators Group Inc*	800	41,784
Old National Bancorp	4,300	50,181
optionsXpress Holdings Inc	2,500	24,675
Parkway Properties Inc	865	10,060
Pennsylvania Real Estate Investment Trust	2,300	7,015
Piper Jaffray Cos*	1,018	22,386
Portfolio Recovery Associates Inc*	1,000	22,560
Post Properties Inc	2,600	25,064
Presidential Life Corp	1,505	9,933
PrivateBancorp Inc	1,717	21,394
ProAssurance Corp*	2,196	104,947
Prosperity Bancshares Inc	2,700	68,904
Provident Bankshares Corp	1,986	11,817
PS Business Parks Inc	900	30,960
RLI Corp	1,092	53,486
S&T Bancorp Inc	1,500	34,035
Safety Insurance Group Inc	1,100	34,397
Selective Insurance Group	3,244	39,025
Senior Housing Properties Trust	7,500	94,650
Signature Bank*	2,300	57,523
South Financial Group Inc/The	4,800	6,048
Sovran Self Storage Inc	1,459	30,799
Sterling Bancorp	1,000	8,800
Sterling Bancshares Inc	4,445	24,225
Sterling Financial Corp	2,838	3,888
Stewart Information Services Corp	928	$13,540
Stifel Financial Corp*	1,600	52,704
Susquehanna Bancshares Inc	5,663	49,665
SWS Group Inc	1,780	24,155
Tanger Factory Outlet Centers	2,100	57,960
Tompkins Financial Corp	400	16,000
Tower Group Inc	1,200	24,468
TradeStation Group Inc*	1,300	6,942
Trustco Bank Corp NY	5,018	30,359
UCBH Holdings Inc	7,234	11,574
UMB Financial Corp	2,100	79,653
Umpqua Holdings Corp	3,893	33,091
United Bankshares Inc	2,434	37,484
United Community Banks Inc	2,630	9,100
United Fire & Casualty Co	1,500	25,440
Urstadt Biddle Properties Inc	1,400	16,954
Whitney Holding Corp	4,426	48,907
Wilshire Bancorp Inc	800	3,808
Wintrust Financial Corp	1,538	19,163
World Acceptance Corp*	952	13,956
Zenith National Insurance Corp	2,473	54,381
Total Financial		2,766,255

Industrial (18.48%)
AAR Corp*	2,578	34,081
Acuity Brands Inc	2,685	61,540
Advanced Energy Industries Inc*	2,153	14,554
Albany International Corp	1,699	14,611
AM Castle & Co	759	5,533
Analogic Corp	900	25,425
AO Smith Corp	1,508	38,499
Apogee Enterprises Inc	1,775	16,809
Applied Industrial Technologies Inc	2,236	36,044
Arkansas Best Corp	1,481	25,799
Astec Industries Inc*	1,314	29,197
Axsys Technologies Inc*	600	19,926
Baldor Electric Co	2,989	36,496
Barnes Group Inc	2,870	26,748
Bel Fuse Inc	579	5,425
Belden Inc	3,064	32,693
Benchmark Electronics Inc*	4,408	43,066
Brady Corp	3,344	57,283
Briggs & Stratton Corp	3,004	36,589
Bristow Group Inc*	1,861	37,685
C&D Technologies Inc*	1,187	1,448
Calgon Carbon Corp*	3,600	52,740
Cascade Corp	600	9,840
Ceradyne Inc*	1,721	29,532
Checkpoint Systems Inc*	2,228	17,334
CLARCOR Inc	3,304	87,093
Cognex Corp	2,720	29,920
CTS Corp	1,721	5,421
Cubic Corp	971	25,304
Curtiss-Wright Corp	2,954	78,547
Cymer Inc*	2,086	38,528
Daktronics Inc	1,886	12,938
Darling International Inc*	4,900	21,217
Dionex Corp*	1,177	55,072
Drew Industries Inc*	1,200	7,452
Eagle Materials Inc	2,900	55,303
Electro Scientific Industries Inc*	1,841	9,757
EMCOR Group Inc*	4,304	66,325
EnPro Industries Inc*	1,100	18,095
Esterline Technologies Corp*	1,986	50,325
FARO Technologies Inc*	1,000	11,890
FEI Co*	2,405	34,416

See accompanying notes to financial statements

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) – (continued)	2/28/2009

Company	Shares	Value (Note 1)
Forward Air Corp	1,656	$27,556
Gardner Denver Inc*	3,526	66,712
GenCorp Inc*	2,884	7,297
Gerber Scientific Inc*	1,029	2,398
Gibraltar Industries Inc	1,600	10,496
Greatbatch Inc*	1,517	29,551
Griffon Corp*	2,720	19,774
Heartland Express Inc	3,631	44,915
HUB Group Inc*	2,500	44,900
II-VI Inc*	1,500	26,940
Insituform Technologies Inc*	1,827	22,253
Intevac Inc*	1,100	4,301
Itron Inc*	2,270	101,378
John Bean Technologies Corp	1,600	15,504
Kaman Corp	1,548	18,143
Kaydon Corp	2,247	56,175
Keithley Instruments Inc	720	2,052
Kirby Corp*	3,516	77,493
Knight Transportation Inc	3,784	49,041
Landstar System Inc	3,458	109,446
Lawson Products Inc	456	8,103
Lennox International Inc	3,719	96,322
Lindsay Corp	749	18,163
Littelfuse Inc*	1,432	16,353
LoJack Corp*	1,100	4,037
Lydall Inc*	745	2,086
Magnetek Inc*	1,366	2,240
Methode Electronics Inc	2,454	8,712
Moog Inc*	2,802	65,147
Movado Group Inc	1,100	6,281
Mueller Industries Inc	2,395	43,278
Myers Industries Inc	1,536	6,067
NCI Building Systems Inc*	1,100	5,566
Newport Corp*	2,500	10,050
Old Dominion Freight Line Inc*	1,800	39,222
Orbital Sciences Corp*	3,900	55,185
Park Electrochemical Corp	1,318	20,706
Plexus Corp*	2,500	32,125
Quanex Building Products Corp	2,196	15,394
Regal-Beloit Corp	2,074	59,482
Robbins & Myers Inc	2,232	36,002
Rock-Tenn Co	2,517	69,494
Rogers Corp*	1,150	20,988
Simpson Manufacturing Co Inc	2,290	35,632
Sonic Solutions Inc*	1,173	1,161
Standex International Corp	564	6,108
Sturm Ruger & Co Inc*	1,292	12,171
Technitrol Inc	2,470	3,186
Teledyne Technologies Inc*	2,366	54,205
Tetra Tech Inc*	3,868	86,643
Texas Industries Inc	1,686	27,145
Tredegar Corp	1,471	24,566
Triumph Group Inc	1,014	36,626
TTM Technologies Inc*	2,500	11,525
Universal Forest Products Inc	1,181	25,734
Valmont Industries Inc	1,124	48,961
Vicor Corp	1,051	4,835
Watts Water Technologies Inc	1,855	31,479
Woodward Governor Co	3,474	59,822
Total Industrial		3,163,627

Technology (8.94%)
Actel Corp*	1,718	15,582
Agilysys Inc	1,491	5,353
ATMI Inc*	2,001	26,613
Avid Technology Inc*	2,399	23,894
Axcelis Technologies Inc*	5,102	1,622
Blackbaud Inc	2,700	27,648
Brooks Automation Inc*	4,331	$18,537
Cabot Microelectronics Corp*	1,500	30,870
CACI International Inc*	1,895	81,049
Catapult Communications Corp*	597	3,922
Ciber Inc*	2,938	7,609
Cohu Inc	1,484	12,569
Concur Technologies Inc*	2,800	58,772
CSG Systems International Inc*	2,100	28,392
Cypress Semiconductor Corp*	10,000	55,600
Digi International Inc*	1,689	12,093
Diodes Inc*	1,650	12,837
DSP Group Inc*	1,496	8,303
Eclipsys Corp*	3,600	28,692
Epicor Software Corp*	3,100	8,711
EPIQ Systems Inc*	2,381	40,167
Exar Corp*	2,852	16,684
Hittite Microwave Corp*	1,300	35,854
Hutchinson Technology Inc*	1,338	2,408
Informatica Corp*	5,800	74,820
Integral Systems Inc*	1,100	10,043
JDA Software Group Inc*	1,393	13,512
Kopin Corp*	3,225	5,128
Kulicke & Soffa Industries Inc*	2,607	3,519
Manhattan Associates Inc*	1,548	22,926
Mercury Computer Systems Inc*	1,010	6,232
Micrel Inc	3,300	21,945
Micros Systems Inc*	5,000	80,400
Microsemi Corp*	5,251	53,088
MKS Instruments Inc*	2,900	36,511
MTS Systems Corp	1,024	24,207
Omnicell Inc*	2,000	14,360
Pericom Semiconductor Corp*	1,192	6,401
Phase Forward Inc*	2,800	38,780
Phoenix Technologies Ltd*	1,166	2,728
Progress Software Corp*	2,749	43,819
Quality Systems Inc	1,200	46,452
Radiant Systems Inc*	1,286	3,614
Radisys Corp*	829	5,057
Rudolph Technologies Inc*	1,360	3,686
Skyworks Solutions Inc*	10,882	70,733
Smith Micro Software Inc*	900	3,825
SPSS Inc*	1,104	27,721
Standard Microsystems Corp*	1,264	19,680
Stratasys Inc*	1,200	10,920
Supertex Inc*	890	18,565
SYKES Enterprises Inc*	2,200	35,112
Synaptics Inc*	1,950	40,463
SYNNEX Corp*	700	10,374
Take-Two Interactive Software Inc	5,054	31,284
Taleo Corp*	2,000	18,000
THQ Inc*	4,085	10,213
TriQuint Semiconductor Inc*	8,500	19,805
Tyler Technologies Inc*	2,000	27,220
Ultratech Inc*	1,126	12,363
Varian Semiconductor Equipment Associates Inc*	4,815	87,874
Veeco Instruments Inc*	1,520	6,475
Total Technology		1,531,636

Utilities (5.78%)
Allete Inc	1,680	44,755
American States Water Co	1,045	35,060
Atmos Energy Corp	5,938	129,627
Avista Corp	3,283	46,980
Central Vermont Public Service Corp	573	11,804
CH Energy Group Inc	1,008	41,993
Cleco Corp	3,940	$80,849
El Paso Electric Co*	2,842	40,157
Laclede Group Inc/The	1,463	57,906
New Jersey Resources Corp	2,721	95,425
Northwest Natural Gas Co	1,701	69,656
Piedmont Natural Gas Co	4,820	116,355
South Jersey Industries Inc	2,000	72,120
Southern Union Fractional Share^	15,000	0
Southwest Gas Corp	2,879	56,112
UIL Holdings Corp	1,540	31,601
Unisource Energy Corp	2,352	59,128
Total Utilities		989,528

Total Common Stock (Cost $26,103,858)		15,861,806

Corporate Bond (0.07%)	Par Value
Mueller Industry 11/01/2014 6.00%	15,000	11,475
Total Corporate Bond (Cost $15,000)		11,475

Short-Term Investments (7.00%)

United States Treasury Bills (7.00%)	Par Value
United States Treasury Bill 03/05/2009 (b)	$300,000	299,996
United States Treasury Bill 04/16/2009	900,000	899,704
Total United States Treasury Bills		1,199,700

Total Short-Term Investments (Cost $1,199,700)		1,199,700

Total Investments (Cost $27,318,558) (a) (99.71%)		17,072,981
Other Net Assets (0.29%)		49,880
Net Assets (100.00%)		$17,122,861
* Non-Income Producing Security

^ Worthless Security

(a) Aggregate cost for federal income tax purpose is $27,318,558. At February 28, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,652,516
Unrealized depreciation	(11,898,093)
Net unrealized appreciation (depreciation)	$(10,245,577)

(b) At February 28, 2009, certain United States Treasury Bills with a market value of $199,997 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2009: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini	Unrealized Depreciation
30 / March 2009 / Long	$(233,175)

See accompanying notes to financial statements

Equity Income Fund	Portfolio of Investments (Unaudited)	2/28/2009

Company	Shares	Value (Note 1)
Common Stock (99.86%)
Basic Materials (3.60%)
Chemicals (2.65%)
Praxair Inc	4,592	$260,596
Sherwin-Williams Co/The	1,746	80,229
		340,825

Iron / Steel (0.61%)
United States Steel Corp	4,000	78,680

Mining (0.34%)
Alcoa Inc	7,050	43,922

Total Basic Materials		463,427

Communications (5.94%)
Media (2.02%)
McGraw-Hill Cos Inc/The	13,178	260,002

Telecommunications (3.92%)
AT&T Inc	21,244	504,970

Total Communications		764,972

Consumer, Cyclical (12.12%)
Auto Manufacturers (0.54%)
Ford Motor Co*	34,500	69,000

Retail (11.58%)
McDonald's Corp	6,968	364,078
Ross Stores Inc	3,692	108,988
Sears Holdings Corp*	717	26,357
Starbucks Corp*	69,700	637,754
TJX Cos Inc	7,050	157,004
Target Corp	6,939	196,443
		1,490,624

Total Consumer, Cyclical		1,559,624

Consumer, Non-Cyclical (33.68%)
Agriculture (6.21%)
Altria Group Inc	22,500	347,400
Philip Morris International Inc	7,500	251,025
Reynolds American Inc	5,992	201,211
		799,636

Beverages (4.60%)
Coca-Cola Co/The	14,500	592,324

Commercial Services (3.71%)
Lender Processing Services Inc	10,211	267,426
Moody's Corp	5,092	91,401
Western Union Co/The	10,609	118,396
		477,223

Cosmetics / Personal Care (1.45%)
Procter & Gamble Co	3,880	186,900

Food (2.84%)
Kraft Foods Inc	4,384	99,868
Safeway Inc	8,000	148,000
Sara Lee Corp	15,200	117,192
		365,060

Healthcare - Products (5.07%)
Baxter International Inc	12,811	652,207

Healthcare - Services (6.14%)
Aetna Inc	8,584	204,900
HealthSouth Corp*	40,000	$314,000
WellPoint Inc*	8,000	271,360
		790,260

Household Products / Wares (0.40%)
Fortune Brands Inc	2,146	50,968

Pharmaceuticals (3.26%)
AmerisourceBergen Corp	6,906	219,335
Merck & Co Inc	1,200	29,040
Pfizer Inc	13,900	171,109
		419,484

Total Consumer, Non-Cyclical		4,334,062

Energy (12.51%)
Oil & Gas (11.88%)
Apache Corp	1,126	66,535
Chevron Corp	3,840	233,126
ConocoPhillips	5,348	199,748
Devon Energy Corp	3,852	168,217
ENSCO International Inc	4,170	102,499
Exxon Mobil Corp	7,736	525,273
Valero Energy Corp	12,000	232,560
		1,527,958

Oil & Gas Services (0.63%)
Baker Hughes Inc	2,780	81,482

Total Energy		1,609,440

Financial (9.54%)
Banks (3.07%)
Bank of America Corp	12,016	47,463
US Bancorp	7,000	100,170
Wells Fargo & Co	20,494	247,977
		395,610

Diversified Financial Services (3.50%)
Franklin Resources Inc	4,100	187,780
JPMorgan Chase & Co	11,500	262,775
		450,555

Insurance (2.97%)
Arthur J Gallagher & Co	7,700	122,199
MetLife Inc	7,328	135,275
StanCorp Financial Group Inc	6,950	125,031
		382,505

Total Financial		1,228,670

Industrial (6.53%)
Aerospace / Defense (0.01%)
Raytheon Co (Warrant)	220	1,718

Machinery - Construction & Mining (2.93%)
Caterpillar Inc	15,292	376,336

Metal Fabricate / Hardware (0.66%)
Worthington Industries Inc	10,400	85,280

Miscellaneous Manufacturing (2.19%)
3M Co	3,212	146,018
ITT Corp	2,634	98,380
Leggett & Platt Inc	3,325	38,005
		282,403

Transportation (0.74)%
Tidewater Inc	2,680	94,658

Total Industrial		$840,395

Technology (8.33%)
Computers (2.77%)
Dell Inc*	12,249	104,484
Diebold Inc	2,146	47,470
Hewlett-Packard Co	7,050	204,662
		356,616

Semiconductors (3.25%)
Intel Corp	32,863	418,675

Software (2.31%)
Microsoft Corp	18,373	296,724

Total Technology		1,072,015

Utilities (7.61%)
Electric (7.61%)
Consolidated Edison Inc	7,700	278,817
Duke Energy Corp	9,200	123,924
Entergy Corp	2,146	144,619
Exelon Corp	3,846	181,608
Progress Energy Inc	1,979	70,096
SCANA Corp	6,000	180,780
Total Utilities		979,844

Total Common Stock (Cost $17,633,845)		12,852,449

Short-Term Investments (0.78%)

United States Treasury Bills (0.78%)	Par Value
United States Treasury Bill 06/04/2009	$100,000	99,931
Total United States Treasury Bills		99,931

Total Short-Term Investments (Cost $99,918)		99,931

Total Investments (Cost $17,733,763) (a) (100.64%)		12,952,380
Other Net Liabilities (-0.64%)		(82,313)
Net Assets (100.00%)		$12,870,067

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $17,739,980. At February 28, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,297,091
Unrealized depreciation	(6,084,691)
Net unrealized appreciation (depreciation)	$(4,787,600)

See accompanying notes to financial statements

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2009

Company	Shares	Value (Note 1)
Common Stock (92.40%)
Basic Materials (7.29%)
Chemicals (2.07%)
Arkema SA ADR	148	$1,998
BASF SE ADR	3,488	96,234
Bayer AG ADR	1,515	72,872
		171,104

Iron / Steel (0.86%)
ArcelorMittal ADR	3,700	71,521

Mining (4.36%)
Anglo American PLC ADR	12,020	84,981
BHP Billiton Ltd ADR	4,500	163,890
Rio Tinto PLC ADR	1,100	112,200
		361,071

Total Basic Materials		603,696

Communications (16.89%)
Telecommunications (16.89%)
Alcatel-Lucent ADR*	1,772	2,321
BT Group PLC ADR	3,160	40,416
Deutsche Telekom AG ADR	11,525	138,185
France Telecom SA ADR	7,700	172,865
Nokia OYJ ADR	15,928	149,086
Telecom Italia SpA ADR	2,947	35,541
Telefonaktiebolaget LM Ericsson ADR	12,888	105,166
Telefonica SA ADR	6,165	342,527
Vodafone Group PLC ADR	23,233	412,387
Total Communications		1,398,494

Consumer, Cyclical (1.04%)
Auto Manufacturers (1.04%)
Daimler AG	3,835	86,748
Total Consumer, Cyclical		86,748

Consumer, Non-Cyclical (23.20%)
Beverages (1.54%)
Diageo PLC ADR	2,735	127,150

Cosmetics / Personal Care (0.63%)
L'Oreal SA ADR	4,005	52,065

Food (6.37%)
Nestle SA ADR	12,412	403,515
Unilever NV ADR	6,508	124,368
		527,883

Pharmaceuticals (14.66%)
AstraZeneca PLC ADR	6,098	192,636
GlaxoSmithKline PLC ADR	11,988	361,198
Novartis AG ADR	10,757	389,941
Roche Holding Ltd ADR	9,632	$270,178
		1,213,953

Total Consumer, Non-Cyclical		1,921,051

Energy (18.75%)
Oil & Gas (18.75%)
BP PLC ADR	12,876	493,924
ENI SpA ADR	5,132	205,331
Royal Dutch Shell A PLC ADR	7,220	317,463
Royal Dutch Shell B PLC ADR	3,435	145,919
Total SA ADR	8,258	389,778
Total Energy		1,552,415

Financial (17.43%)
Banks (11.57%)
Banco Bilbao Vizcaya Argentaria SA ADR	14,679	105,248
Banco Santander SA ADR	36,958	222,487
Barclays PLC ADR	8,751	44,980
BNP Paribas ADR	5,452	87,287
Deutsche Bank AG	2,096	53,574
HSBC Holdings PLC ADR	11,565	402,462
Lloyds Banking Group PLC ADR	5,655	18,379
Royal Bank of Scotland Group PLC ADR	3,800	23,636
		958,053

Diversified Financial Services (2.47%)
Credit Suisse Group AG ADR	4,053	97,920
UBS AG*	11,792	106,718
		204,638

Insurance (3.39%)
Aegon NV ADR	3,110	10,978
Allianz SE ADR	18,157	120,199
AXA SA ADR	6,984	63,415
ING Groep NV ADR	8,732	39,381
Prudential PLC ADR	2,089	16,816
Swiss Reinsurance ADR	960	11,856
Zurich Financial Services AG ADR	1,265	17,773
		280,418

Total Financial		1,443,109

Industrial (2.79%)
Electronics (0.81%)
Koninklijke Philips Electronics NV ADR	4,184	66,902

Miscellaneous Manufacturing (1.98%)
Siemens AG ADR	3,235	163,756

Total Industrial		$230,658

Technology (1.42%)
Software (1.42%)
SAP AG ADR	3,667	117,857
Total Technology		117,857

Utilities (3.59%)
Electric (2.15%)
E.ON AG ADR	6,935	178,091

Gas (1.44%)
GDF Suez ADR	3,758	119,504

Total Utilities		297,595

Total Common Stock (Cost $12,692,281)		7,651,623

Short-Term Investments (7.24%)

United States Treasury Bills (7.24%)	Par Value
United States Treasury Bill 03/05/2009	$400,000	399,997
United States Treasury Bill 04/16/2009	100,000	99,967
United States Treasury Bill 06/04/2009	100,000	99,931
Total United States Treasury Bills		599,895

Total Short-Term Investments (Cost $599,883)		599,895

Total Investments (Cost $13,292,164) (a) (99.64%)		8,251,518
Other Net Assets (0.36%)		29,610
Net Assets (100.00%)		$8,281,128

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $13,292,724. At February 28, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$353,191
Unrealized depreciation	(5,394,397)
Net unrealized appreciation (depreciation)	$(5,041,206)

See accompanying notes to financial statements

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2009

Company	Shares	Value (Note 1)
Common Stock (93.37%)
Basic Materials (0.61%)
Sigma-Aldrich Corp	1,436	$51,265
Steel Dynamics Inc	2,400	20,040
Total Basic Materials		71,305

Communications (25.57%)
Akamai Technologies Inc*	1,800	32,562
Amazon.com Inc*	3,246	210,308
Baidu Inc ADR*	300	44,496
Cisco Systems Inc*	25,180	366,873
Comcast Corp	16,944	221,289
Discovery Communications Inc*	1,383	21,450
DISH Network Corp*	2,514	28,283
eBay Inc*	11,739	127,603
Expedia Inc*	3,216	25,632
Focus Media Holding Ltd ADR*	1,200	8,340
Google Inc*	1,664	562,415
IAC/InterActiveCorp*	1,701	25,396
Juniper Networks Inc*	3,939	55,973
Lamar Advertising Co*	915	6,332
Leap Wireless International Inc*	800	21,688
Level 3 Communications Inc*	17,400	13,920
Liberty Global Inc*	2,212	27,141
Liberty Media Corp - Interactive*	6,500	21,060
Millicom International Cellular SA	1,100	43,307
NII Holdings Inc*	1,993	25,530
QUALCOMM Inc	22,954	767,352
Sirius XM Radio Inc*	18,479	2,957
Symantec Corp*	10,573	146,225
VeriSign Inc*	2,414	46,663
Virgin Media Inc	4,192	20,038
Yahoo! Inc*	7,488	99,066
Total Communications		2,971,899

Consumer, Cyclical (6.66%)
Ascent Media Corp	138	3,236
Bed Bath & Beyond Inc*	4,144	88,267
Cintas Corp	2,196	44,557
Costco Wholesale Corp	2,704	114,487
Fastenal Co	1,708	51,445
Interval Leisure Group Inc*	680	2,720
PACCAR Inc	4,800	120,336
PetSmart Inc	1,528	30,621
Ryanair Holdings PLC ADR*	1,300	30,992
Sears Holdings Corp*	1,669	61,352
Staples Inc	5,531	88,219
Starbucks Corp*	11,806	108,025
Wynn Resorts Ltd*	1,400	29,330
Total Consumer, Cyclical		773,587

Consumer, Non-Cyclical (20.65%)
Amgen Inc*	5,913	289,323
Amylin Pharmaceuticals Inc*	1,500	13,695
Apollo Group Inc*	1,998	$144,855
Biogen Idec Inc*	3,654	168,230
Celgene Corp*	4,400	196,812
Cephalon Inc*	800	52,472
DENTSPLY International Inc	1,688	39,027
Express Scripts Inc*	2,588	130,176
Genzyme Corp*	3,871	235,860
Gilead Sciences Inc*	10,622	475,866
Hansen Natural Corp*	1,100	36,608
Henry Schein Inc*	1,000	36,680
Hologic Inc*	3,000	33,960
Intuitive Surgical Inc*	400	36,384
Patterson Cos Inc*	1,604	28,984
Paychex Inc	4,133	91,174
Teva Pharmaceutical Industries Ltd ADR	7,234	322,492
Vertex Pharmaceuticals Inc*	1,600	48,368
Whole Foods Market Inc	1,538	18,687
Total Consumer, Non-Cyclical		2,399,653

Industrial (2.92%)
CH Robinson Worldwide Inc	1,946	80,525
Expeditors International of Washington Inc	2,400	66,120
Flextronics International Ltd*	8,618	17,753
FLIR Systems Inc*	1,650	33,677
Foster Wheeler AG*	1,800	27,072
Garmin Ltd	2,380	40,746
Joy Global Inc	1,200	20,952
Stericycle Inc*	1,100	52,778
Total Industrial		339,623

Technology (36.96%)
Activision Blizzard Inc*	6,098	61,163
Adobe Systems Inc*	6,540	109,218
Altera Corp	5,469	83,840
Apple Inc*	14,148	1,263,558
Applied Materials Inc	8,312	76,554
Autodesk Inc*	2,800	35,532
Broadcom Corp*	5,036	82,842
Cadence Design Systems Inc*	3,230	13,566
Check Point Software Technologies*	2,506	55,057
Citrix Systems Inc*	2,599	53,487
Cognizant Technology Solutions Corp*	3,300	60,720
Dell Inc*	9,557	81,521
Electronic Arts Inc*	3,704	60,412
Fiserv Inc*	2,373	77,407
Infosys Technologies Ltd ADR	1,300	31,460
Intel Corp	23,806	303,288
Intuit Inc*	4,844	110,395
Kla-Tencor Corp	2,582	44,540
Lam Research Corp*	1,471	28,773
Linear Technology Corp	3,449	75,188
Logitech International SA*	2,100	17,976
Marvell Technology Group Ltd*	6,590	49,491
Microchip Technology Inc	2,116	39,717
Microsoft Corp	37,410	604,172
NetApp Inc*	4,214	$56,636
Nvidia Corp*	6,297	52,139
Oracle Corp*	24,782	385,112
Research In Motion Ltd*	6,489	259,171
SanDisk Corp*	2,424	21,598
Sun Microsystems Inc*	4,209	19,698
Xilinx Inc	4,558	80,585
Total Technology		4,294,816

Total Common Stock (Cost $14,698,003)		10,850,883

Short-Term Investments (6.02%)

United States Treasury Bills (6.02%)	Par Value
United States Treasury Bill 03/05/2009 (b)	$400,000	399,996
United States Treasury Bill 04/16/2009	300,000	299,901
Total United States Treasury Bills		699,897

Total Short-Term Investments (Cost $699,897)		699,897

Total Investments (Cost $15,397,900) (a) (99.39%)		11,550,780
Other Net Assets (0.61%)		70,439
Net Assets (100.00%)		$11,621,219

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,504,449. At February 28, 2009, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,215,211
Unrealized depreciation	(6,168,880)
Net unrealized appreciation (depreciation)	$(3,953,669)

(b) At February 28, 2009, certain United States Treasury Bills with a market value of $199,998 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2009: Contracts - $100 times premium / delivery month / commitment

Nasdaq 100 Stock Index	Unrealized Depreciation
6 / March 2009 / Long	$(58,889)

See accompanying notes to financial statements

Statements of Assets & Liabilities February 28, 2009 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost - Unaffiliated issuers	$108,723,750	$14,971,258	$71,762,119	$29,977,822	$15,043,204	$30,790,928
Total cost of investments	108,723,750	14,971,258	71,762,119	29,977,822	15,043,204	30,790,928
Value - Unaffiliated issuers	108,546,456	15,432,418	71,762,119	30,593,581	15,329,133	30,790,928
Total market value of investments (Note 1)	108,546,456	15,432,418	71,762,119	30,593,581	15,329,133	30,790,928
Cash	4,399	20,008	85,635	93,204	100,726	77,685
Interest receivable	1,405,670	170,350	193,008	236,400	118,620	—
Receivable for investments sold	955,139	—	—	—	—	—
Receivable for fund shares sold	6,215	—	5,712	72,942	19,045	90,880
Receivable from investment advisor	—	—	—	—	—	8,008
Prepaid expenses	—	—	1,020	1,993	—	5,517
Total Assets	$110,917,879	$15,622,776	$72,047,494	$30,998,120	$15,567,524	$30,973,018

Liabilities
Payable for fund shares repurchased	7,555	515	25,083	9,747	4,233	30,209
Payable to investment advisor	42,314	3,230	15,580	9,163	2,230	—
Distributions payable	110,277	6,747	410	5,924	970	—
Accrued 12b-1 fee - K Shares	—	—	—	1,277	483	544
Accrued shareholder service fee - K Shares	—	—	—	1,322	492	573
Accrued administration fee	7,190	1,011	4,629	1,968	1,019	2,213
Accrued expenses	9,847	2,914	—	—	23	—
Total Liabilities	$177,183	$14,417	$45,702	$29,401	$9,450	$33,539

Net assets:	$110,740,696	$15,608,359	$72,001,792	$30,968,719	$15,558,074	$30,939,479

Net Assets at February 28, 2009 consist of
Paid-in capital	110,796,052	15,156,584	72,005,050	30,517,569	15,452,763	30,912,091
Undistributed net investment income	289,791	2,839	—	22,015	1,577	105
Accumulated net realized gains (losses)	(167,853)	(12,224)	(3,258)	(186,624)	(182,195)	27,283
Unrealized appreciation (depreciation) of investments	(177,294)	461,160	—	615,759	285,929	—
	$110,740,696	$15,608,359	$72,001,792	$30,968,719	$15,558,074	$30,939,479

Net Assets
Direct Shares	$110,740,696	$15,608,359	$72,001,792	$23,360,143	$13,004,775	$27,782,792
K Shares	—	—	—	$7,608,576	$2,553,299	$3,156,687

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	9,936,727	1,456,564	72,068,420	2,189,478	1,267,451	27,756,984
K Shares (no par value, unlimited shares authorized)	—	—	—	709,103	247,871	3,155,028

Net asset value per share
Direct Shares	$11.14	$10.72	$1.00	$10.67	$10.26	$1.00
K Shares	—	—	—	$10.73	$10.30	$1.00

See accompanying notes to financial statements

Statements of Assets & Liabilities February 28, 2009 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost - Unaffiliated issuers	$68,588,202	$117,468,720	$27,318,558	$17,733,763	$13,292,164	$15,397,900
Total cost of investments	68,588,202	117,468,720	27,318,558	17,733,763	13,292,164	15,397,900
Value - Unaffiliated issuers	54,292,960	82,294,925	17,072,981	12,952,380	8,251,518	11,550,780
Total market value of investments (Note 1)	54,292,960	82,294,925	17,072,981	12,952,380	8,251,518	11,550,780
Cash	56,219	37,110	44,175	16,150	13,855	67,089
Interest receivable	—	—	300	—	—	—
Dividend receivable	224,249	147,140	14,808	56,180	52,295	16,031
Receivable for fund shares sold	22,102	27,149	3,245	2,202	2,551	2,334
Variation margin receivable	—	—	—	—	—	—
Receivable from investment advisor	112	—	—	—	—	1,723
Total Assets	$54,595,642	$82,506,324	$17,135,509	$13,026,912	$8,320,219	$11,637,957

Liabilities
Payable for investment purchased	—	—	—	107,280	—	—
Payable for fund shares repurchased	2,996	28,912	1,533	35,438	31,863	1,491
Payable to investment advisor	—	17,971	2,503	5,539	2,212	—
Variation margin payable	26,700	1,410	4,200	—	—	9,150
Accrued 12b-1 fee - K Shares	838	723	910	542	625	605
Accrued shareholder service fee - K Shares	1,302	638	1,076	708	789	842
Accrued administration fee	3,905	5,906	1,222	935	585	805
Accrued expenses	3,893	8,281	1,204	6,403	3,017	3,845
Total Liabilities	$39,634	$63,841	$12,648	$156,845	$39,091	$16,738

Net assets:	$54,556,008	$82,442,483	$17,122,861	$12,870,067	$8,281,128	$11,621,219

Net Assets at February 28, 2009 consist of
Paid-in capital	73,460,952	119,331,930	29,423,313	19,467,256	13,333,739	28,381,211
Undistributed net investment income	258,782	(2,191)	(3,015)	42,112	45,196	6,472
Accumulated net realized gains (losses)	(4,664,932)	(1,700,223)	(1,818,685)	(1,857,918)	(57,161)	(12,860,455)
Unrealized appreciation (depreciation) of investments	(14,295,242)	(35,173,795)	(10,245,577)	(4,781,383)	(5,040,646)	(3,847,120)
Unrealized appreciation (depreciation) of futures contracts	(203,552)	(13,238)	(233,175)	—	—	(58,889)
	$54,556,008	$82,442,483	$17,122,861	$12,870,067	$8,281,128	$11,621,219

Net Assets
Direct Shares	$50,063,293	$78,625,607	$12,273,431	$9,999,406	$4,858,952	$8,342,434
K Shares	$4,492,715	$3,816,876	$4,849,430	$2,870,661	$3,422,176	$3,278,785

Shares Outstanding
Direct Shares (no par value, unlimited shares authorized)	3,329,313	7,061,373	1,619,743	1,101,422	893,622	2,965,149
K Shares (no par value, unlimited shares authorized)	297,369	343,212	643,890	317,572	626,832	1,186,956

Net asset value per share
Direct Shares	$15.04	$11.13	$7.58	$9.08	$5.44	$2.81
K Shares	$15.11	$11.12	$7.53	$9.04	$5.46	$2.76

See accompanying notes to financial statements

Statements of Operations February 28, 2009 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Sweep money fund (Note 5)	$—	$—	$—	$30	$72	$—
Interest income	2,798,893	277,268	711,924	637,771	197,667	129,880
Total	2,798,893	277,268	711,924	637,801	197,739	129,880

Expenses
Management fees (Note 2)	270,548	37,950	188,708	73,370	35,144	98,805
Administration fees (Note 2)	45,257	6,292	31,333	12,176	5,837	16,422
Transfer agent fees	18,192	7,464	10,902	11,943	8,164	12,776
Accounting services	35,099	9,110	23,239	10,593	7,074	12,755
Custodian fees	4,474	675	3,740	1,635	722	1,955
Legal, audit, and compliance fees (Note 2)	21,292	5,122	15,675	7,045	4,565	8,961
Trustees fees	1,776	1,797	1,738	1,783	1,782	1,738
Insurance	2,122	281	17,539	498	230	8,542
Printing	2,765	357	1,156	1,414	573	1,580
Registration and dues	773	898	4,064	2,193	1,399	2,464
12b-1 fees - K Shares (Note 2)	—	—	—	8,542	3,105	3,667
Shareholder service fee - K Shares (Note 2)	—	—	—	8,542	3,105	3,667
Total expenses	402,298	69,946	298,094	139,734	71,700	173,332
Less reimbursement from manager (Note 2)	—	(18,336)	(82,001)	(14,058)	(24,019)	(96,033)
Net expenses	402,298	51,610	216,093	125,676	47,681	77,299
Net investment income	2,396,595	225,658	495,831	512,125	150,058	52,581

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	165,605	(2,781)	—	328,380	73,582	5,948
Change in unrealized appreciation (depreciation) of investments	(2,497,881)	192,334	—	221,773	114,787	—
Net realized and unrealized gain (loss) of investments	(2,332,276)	189,553	—	550,153	188,369	5,948
Net increase (decrease) in net assets resulting from operations	$64,319	$415,211	$495,831	$1,062,278	$338,427	$58,529

See accompanying notes to financial statements

Statements of Operations February 28, 2009 (Unaudited) − (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Equity Income Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Sweep money fund (Note 5)	$83	$39	$35	$63	$29	$64
Interest income	1,832	8,665	12,903	2,263	1,144	3,256
Dividend income (net of foreign tax witheld: $42; $0; $72; $0; $26,658; $304 respectively)	990,047	944,782	168,860	251,796	164,017	46,814
Total	991,962	953,486	181,798	254,122	165,190	50,134

Expenses
Management fees (Note 2)	86,569	209,022	56,370	41,440	43,767	33,718
Administration fees (Note 2)	28,640	43,162	9,310	6,861	4,260	5,579
Transfer agent fees	17,386	19,059	14,270	11,489	10,266	12,632
Accounting services	30,399	42,576	15,541	9,449	7,588	8,697
Custodian fees	4,867	7,998	2,736	1,235	1,000	1,420
Legal, audit, and compliance fees (Note 2)	17,422	26,490	7,276	5,907	4,599	5,447
Trustees fees	1,749	1,747	1,744	1,751	1,735	1,741
Insurance	1,695	2,754	562	400	247	347
Printing	7,109	8,336	3,002	2,089	1,600	2,561
Registration and dues	3,548	4,339	1,634	1,788	1,989	3,837
12b-1 fees - K Shares (Note 2)	6,654	5,715	7,734	4,334	5,292	4,707
Shareholder service fee - K Shares (Note 2)	6,654	5,715	7,734	4,334	5,292	4,707
Licensing fee	5,355	8,258	1,521	—	—	2,424
Total expenses	218,047	385,171	129,434	91,077	87,635	87,817
Less reimbursement from manager (Note 2)	(80,081)	(70,669)	(30,534)	—	(25,561)	(45,361)
Net expenses	137,966	314,502	98,900	91,077	62,074	42,456
Net investment income	853,996	638,984	82,898	163,045	103,116	7,678

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(4,965)	472,551	(82,728)	(1,140,495)	175,511	(176,426)
Net realized gain (loss) from futures contracts	(178,664)	(850,105)	(1,569,215)	(196,036)	—	(338,473)
Change in unrealized appreciation (depreciation) of investments	(38,977,560)	(68,159,235)	(13,003,332)	(8,027,619)	(6,558,653)	(7,206,980)
Change in unrealized appreciation (depreciation) of futures contracts	(212,373)	(70,431)	(389,428)	—	—	(54,510)
Net realized and unrealized gain (loss) on investments	(39,373,562)	(68,607,220)	(15,044,703)	(9,364,150)	(6,383,142)	(7,776,389)
Net increase (decrease) in net assets resulting from operations	$(38,519,566)	$(67,968,236)	$(14,961,805)	$(9,201,105)	$(6,280,026)	$(7,768,711)

See accompanying notes to financial statements

Statements of Changes in Net Assets

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$2,396,595	$4,697,649	$225,658	$496,557	$495,831	$1,990,131
Net realized gain (loss) on investments	165,605	136,124	(2,781)	4,049	—	—
Change in unrealized appreciation (depreciation) of investments	(2,497,881)	(155,346)	192,334	260,511	—	—
Net increase (decrease) in net assets resulting from operations	64,319	4,678,427	415,211	761,117	495,831	1,990,131

Distributions to shareholders
Distributions from net investment income	(2,374,935)	(4,935,827)	(226,480)	(494,475)	(495,831)	(1,990,131)
Distributions from realized capital gains on investments	(333,458)	(640,958)	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(4,936,137)	(1,776,887)	(122,507)	(2,491,527)	(9,162,538)	(19,814,344)
Total increase (decrease)	(7,580,211)	(2,675,245)	66,224	(2,224,885)	(9,162,538)	(19,814,344)

Net assets
Beginning of period	118,320,907	120,996,152	15,542,135	17,767,020	81,164,330	100,978,674
End of period	$110,740,696	$118,320,907	$15,608,359	$15,542,135	$72,001,792	$81,164,330
Including undistributed net investment income of:	$289,791	$268,131	$2,839	$3,661	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$512,125	$946,008	$150,058	$408,394	$52,581	$868,026
Net realized gain (loss) on investments	328,380	(89,813)	73,582	119,392	5,948	29,775
Change in unrealized appreciation (depreciation) of investments	221,773	687,664	114,787	89,851	—	—
Net increase (decrease) in net assets resulting from operations	1,062,278	1,543,859	338,427	617,637	58,529	897,801

Distributions to shareholders
Distributions from net investment income
Direct shares	(406,656)	(761,018)	(131,624)	(343,779)	(51,589)	(821,632)
K shares	(114,037)	(189,234)	(19,632)	(64,830)	(992)	(46,394)
Distributions from realized capital gains on investments
Direct shares	—	—	—	—	—	—
K shares	—	—	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	2,688,602	1,053,904	2,578,290	103,929	(11,339,238)	2,684,940
Total increase (decrease)	3,230,187	1,647,511	2,765,461	312,957	(11,333,290)	2,714,715

Net assets
Beginning of period	27,738,532	26,091,021	12,792,613	12,479,656	42,272,769	39,558,054
End of period	$30,968,719	$27,738,532	$15,558,074	$12,792,613	$30,939,479	$42,272,769
Including undistributed net investment income of:	$22,015	$30,583	$1,577	$2,775	$105	$105

See accompanying notes to financial statements

Statements of Changes in Net Assets − (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$853,996	$1,755,764	$638,984	$1,307,527	$82,898	$84,142
Net realized gain (loss) on investments	(4,965)	2,667,908	472,551	5,190,256	(82,728)	3,953,711
Net realized gain (loss) on futures contracts	(178,664)	(325,022)	(850,105)	(463,320)	(1,569,215)	(292,300)
Change in unrealized appreciation (depreciation) of investments	(38,977,560)	(16,508,771)	(68,159,235)	(14,697,719)	(13,003,332)	(6,023,011)
Change in unrealized appreciation (depreciation) of futures contracts	(212,373)	30,101	(70,431)	61,746	(389,428)	170,683
Net increase (decrease) in net assets resulting from operations	(38,519,566)	(12,380,020)	(67,968,236)	(8,601,510)	(14,961,805)	(2,106,775)

Distributions to shareholders
Distributions from net investment income
Direct shares	(802,612)	(1,675,783)	(676,658)	(1,224,914)	(69,406)	(84,142)
K shares	(56,075)	(91,683)	(23,069)	(24,061)	(16,507)	—
Distributions from realized capital gains on investments
Direct shares	—	—	(3,415,694)	(18,322,732)	(2,177,269)	(2,704,724)
K shares	—	—	(159,505)	(801,838)	(842,499)	(1,085,216)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(628,317)	(5,385,734)	(676,876)	6,012,147	3,137,022	4,015,808
Total increase (decrease)	(40,006,570)	(19,533,220)	(72,920,038)	(22,962,908)	(14,930,464)	(1,965,049)

Net assets
Beginning of period	94,562,578	114,095,798	155,362,521	178,325,429	32,053,325	34,018,374
End of period	$54,556,008	$94,562,578	$82,442,483	$155,362,521	$17,122,861	$32,053,325
Including undistributed net investment income of:	$258,782	$263,473	$(2,191)	$58,552	$(3,015)	$—

	Equity Income Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Operations
Net investment income	$163,045	$413,263	$103,116	$351,987	$7,678	$(15,664)
Net realized gain (loss) on investments	(1,140,495)	78,275	175,511	862	(176,426)	(252,218)
Net realized gain (loss) on futures contracts	(196,036)	(418,015)	—	—	(338,473)	4,906
Change in unrealized appreciation (depreciation) of investments	(8,027,619)	(2,758,214)	(6,558,653)	(2,219,376)	(7,206,980)	(1,256,707)
Change in unrealized appreciation (depreciation) of futures contracts	—	50,715	—	—	(54,510)	(9,240)
Net increase (decrease) in net assets resulting from operations	(9,201,105)	(2,633,976)	(6,280,026)	(1,866,527)	(7,768,711)	(1,528,923)

Distributions to shareholders
Distributions from net investment income
Direct shares	(113,662)	(346,521)	(75,035)	(211,449)	(1,206)	—
K shares	(25,307)	(57,025)	(45,579)	(118,182)	—	—
Distributions from realized capital gains on investments
Direct shares	(52,613)	(414,338)	—	—	—	—
K shares	(14,062)	(89,543)	—	—	—	—
Return of capital distributions	—	—	—	—	—	(4,675)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	36,694	(2,681,226)	928,225	2,063,199	160,917	1,243,177
Total increase (decrease)	(9,370,055)	(6,222,629)	(5,472,415)	(132,959)	(7,609,000)	(290,421)

Net assets
Beginning of period	22,240,122	28,462,751	13,753,543	13,886,502	19,230,219	19,520,640
End of period	$12,870,067	$22,240,122	$8,281,128	$13,753,543	$11,621,219	$19,230,219
Including undistributed net investment income of:	$42,112	$18,036	$45,196	$62,694	$6,472	$—

See accompanying notes to financial statements

Statements of Changes in Net Assets − (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	165,604	$1,820,393	772,610	$8,856,388	202,055	$2,123,087	97,544	$1,028,102
Shares issued in reinvestment of distributions	181,160	1,976,104	370,862	4,250,119	17,686	186,628	39,896	419,724
	346,764	3,796,497	1,143,472	13,106,507	219,741	2,309,715	137,440	1,447,826
Shares repurchased	(793,710)	(8,732,634)	(1,293,895)	(14,883,394)	(233,024)	(2,432,222)	(373,088)	(3,939,353)
Net increase (decrease)	(446,946)	$(4,936,137)	(150,423)	$(1,776,887)	(13,283)	$(122,507)	(235,648)	$(2,491,527)

			The United States Treasury Trust
	California Tax-Free Money Market Fund		Direct Shares		K Shares
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value
Shares sold	68,528,864	220,581,888	50,659,160	115,756,071	1,631,017	1,361,290
Shares issued in reinvestment of distributions	480,368	1,932,689	49,805	790,651	996	46,395
	69,009,232	222,514,577	50,708,965	116,546,722	1,632,013	1,407,685
Shares repurchased	(78,171,770)	(242,328,921)	(62,467,242)	(113,703,078)	(1,212,974)	(1,566,389)
Net increase (decrease)	(9,162,538)	(19,814,344)	(11,758,277)	2,843,644	419,039	(158,704)

	Direct Shares						K Shares
U.S. Government Securities Fund	Six Months Ended February 28, 2009 (Unaudited)			Year Ended August 31, 2008			Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	255,652	$2,743,498		408,306	$4,279,462		184,332	$1,986,969	174,787	$1,839,763
Shares issued in reinvestment of distributions	34,310	365,613		65,044	679,294		10,631	114,037	18,008	189,234
	289,962	3,109,111		473,350	4,958,756		194,963	2,101,006	192,795	2,028,997
Shares repurchased	(168,547)	(1,811,747	)(a)	(339,659)	(3,535,926	)(b)	(65,892)	(709,768)	(227,998)	(2,397,923)
Net increase (decrease)	121,415	$1,297,364		133,691	$1,422,830		129,071	$1,391,238	(35,203)	$(368,926)

	Direct Shares					K Shares
Short-Term U.S. Government Bond Fund	Six Months Ended February 28, 2009 (Unaudited)			Year Ended August 31, 2008		Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value		Shares	Value	Shares	Value	Shares	Value
Shares sold	378,276	$3,897,074		478,718	$4,850,498	135,644	$1,398,244	93,815	$953,892
Shares issued in reinvestment of distributions	12,291	126,064		32,539	328,695	1,909	19,632	6,397	64,830
	390,567	4,023,138		511,257	5,179,193	137,553	1,417,876	100,212	1,018,722
Shares repurchased	(166,560)	(1,709,095	)(c)	(512,693)	(5,194,966)	(112,055)	(1,153,629)	(88,571)	(899,020)
Net increase (decrease)	224,007	$2,314,043		(1,436)	$(15,773)	25,498	$264,247	11,641	$119,702

	Direct Shares					K Shares
S&P 500 Index Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008			Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
Shares sold	193,312	$3,516,209	155,219	$4,276,724		60,872	$1,187,344	65,907	$1,861,936
Shares issued in reinvestment of distributions	32,686	675,312	49,650	1,389,602		2,749	55,804	3,216	90,615
	225,998	4,191,521	204,869	5,666,326		63,621	1,243,148	69,123	1,952,551
Shares repurchased	(284,298)	(5,551,782)	(380,109)	(10,599,465	)(d)	(27,360)	(511,204)	(86,043)	(2,405,146)
Net increase (decrease)	(58,300)	$(1,360,261)	(175,240)	$(4,933,139)		36,261	$731,944	(16,920)	$(452,595)
____________________
(a)	Net of redemption fees of: $50
(b)	Net of redemption fees of: $15
(c)	Net of redemption fees of: $150
(d)	Net of redemption fees of: $34

See accompanying notes to financial statements

Statements of Changes in Net Assets − (Continued)

	Direct Shares						K Shares
S&P MidCap Index Fund	Six Months Ended February 28, 2009 (Unaudited)			Year Ended August 31, 2008			Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	899,330	$11,775,013		617,682	$13,594,725		59,197	$856,791	68,704	$1,521,148
Shares issued in reinvestment of distributions	289,708	3,790,255		800,515	17,684,610		14,084	182,059	37,336	824,944
	1,189,038	15,565,268		1,418,197	31,279,335		73,281	1,038,850	106,040	2,346,092
Shares repurchased	(1,240,294)	(16,793,508	)(a)	(1,187,110)	(25,597,072	)(b)	(35,272)	(487,486)	(94,691)	(2,016,208)
Net increase (decrease)	(51,256)	$(1,228,240)		231,087	$5,682,263		38,009	$551,364	11,349	$329,884

	Direct Shares						K Shares
S&P SmallCap Index Fund	Six Months Ended February 28, 2009 (Unaudited)			Year Ended August 31, 2008			Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	104,911	$1,151,307		228,230	$3,727,450		130,123	$1,336,276	137,318	$2,316,227
Shares issued in reinvestment of distributions	237,389	2,215,387		161,258	2,741,301		93,005	859,006	64,087	1,085,216
	342,300	3,366,694		389,488	6,468,751		223,128	2,195,282	201,405	3,401,443
Shares repurchased	(138,809)	(1,488,048	)(c)	(189,908)	(3,207,637	)(d)	(94,804)	(936,906)	(162,804)	(2,646,749)
Net increase (decrease)	203,491	$1,878,646		199,580	$3,261,114		128,324	$1,258,376	38,601	$754,694

	Direct Shares				K Shares
Equity Income Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	90,327	$1,054,498	164,408	$2,684,685	77,134	$910,703	82,582	$1,368,203
Shares issued in reinvestment of distributions	12,728	156,078	41,972	717,772	3,309	39,361	8,570	146,445
	103,055	1,210,576	206,380	3,402,457	80,443	950,064	91,152	1,514,648
Shares repurchased	(143,502)	(1,682,757)	(377,980)	(6,171,616)	(39,384)	(441,189)	(87,482)	(1,426,715)
Net increase (decrease)	(40,447)	$(472,181)	(171,600)	$(2,769,159)	41,059	$508,875	3,670	$87,933

	Direct Shares				K Shares
European Growth & Income Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	180,856	$1,336,344	291,537	$3,275,659	137,593	$981,853	182,160	$2,040,637
Shares issued in reinvestment of distributions	8,906	71,097	19,366	206,099	5,753	45,576	11,101	118,170
	189,762	1,407,441	310,903	3,481,758	143,346	1,027,429	193,261	2,158,807
Shares repurchased	(140,564)	(942,813)	(120,034)	(1,307,558)	(83,099)	(563,832)	(203,072)	(2,269,808)
Net increase (decrease)	49,198	$464,628	190,869	$2,174,200	60,247	$463,597	(9,811)	$(111,001)

	Direct Shares						K Shares
Nasdaq-100 Index Fund	Six Months Ended February 28, 2009 (Unaudited)			Year Ended August 31, 2008			Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008
	Shares	Value		Shares	Value		Shares	Value	Shares	Value
Shares sold	241,695	$797,968		1,284,341	$6,420,142		265,832	$854,529	378,685	$1,813,044
Shares issued in reinvestment of distributions	299	1,193		1,007	4,621		—	—	—	—
	241,994	799,161		1,285,348	6,424,763		265,832	854,529	378,685	1,813,044
Shares repurchased	(257,909)	(812,295	)(e)	(1,027,162)	(4,863,799	)(f)	(220,025)	(680,478)	(454,986)	(2,130,831)
Net increase (decrease)	(15,915)	$(13,134)		258,186	$1,560,964		45,807	$174,051	(76,301)	$(317,787)

(a)	Net of redemption fees of: $21
(b)	Net of redemption fees of: $10
(c)	Net of redemption fees of: $19
(d)	Net of redemption fees of: $76
(e)	Net of redemption fees of: $25
(f)	Net of redemption fees of: $1,023

See accompanying notes to financial statements

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$11.40		$11.49	$11.85		$12.41		$12.78		$12.66
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.24		0.45	0.52		0.50		0.50		0.50
Net gain (loss) on securities (both realized and unrealized)	(0.23)		(0.01)	(0.29)		(0.29)		(0.13)		0.22
Total from investment operations	0.01		0.44	0.23		0.21		0.37		0.72
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)		(0.47)	(0.49)		(0.50)		(0.51)		(0.50)
Distributions from capital gains	(0.03)		(0.06)	(0.10)		(0.27)		(0.23)		(0.10)
Total distributions	(0.27)		(0.53)	(0.59)		(0.77)		(0.74)		(0.60)
Paid in capital from redemption fee (Note 1)	—		—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	N/A
Net asset value, end of period	$11.14		$11.40	$11.49		$11.85		$12.41		$12.78

Total return	0.18	%*	3.96%	1.95%		1.84%		2.96%		5.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$110,741		$118,342	$120,996		$127,178		$142,125		$158,327
Ratio of expenses to average net assets:	0.74	%**	0.72%	0.71%		0.71%		0.66%		0.62%
Ratio of net investment income to average net assets:	4.36	%**	3.92%	4.39%		4.17%		4.05%		3.86%
Portfolio turnover	6.84	%*	5.37%	9.30%		17.01%		31.95%		11.64%

California Insured Intermediate Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$10.57		$10.42	$10.49	$10.79	$10.98		$10.80
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.16		0.32	0.33	0.33	0.34		0.33
Net gain (loss) on securities (both realized and unrealized)	0.15		0.15	(0.06)	(0.16)	(0.17)		0.21
Total from investment operations	0.31		0.47	0.27	0.17	0.17		0.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.32)	(0.33)	(0.33)	(0.34)		(0.33)
Distributions from capital gains	—		—	(0.01)	(0.14)	(0.02)		(0.03)
Total distributions	(0.16)		(0.32)	(0.34)	(0.47)	(0.36)		(0.36)
Paid in capital from redemption fee (Note 1)	—		—	—	—	(0.00	)(a)	N/A
Net asset value, end of period	$10.72		$10.57	$10.42	$10.49	$10.79		$10.98

Total return	2.95	%*	4.54%	2.64%	1.67%	1.58%		5.06%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$15,608		$15,542	$17,767	$19,631	$22,066		$26,353
Ratio of expenses to average net assets:
Before expense reimbursements	0.92	%**	0.89%	0.88%	0.89%	0.78%		0.71%
After expense reimbursements	0.68	%**	0.68%	0.68%	0.68%	0.65%		0.59%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.70	%**	2.79%	2.96%	2.92%	2.95%		2.85%
After expense reimbursements	2.94	%**	3.00%	3.16%	3.12%	3.08%		2.97%
Portfolio turnover	6.97	%*	0.00%	0.00%	2.75%	9.18%		21.62%
____________________
(a)	Less than $0.01 per share
*	Not Annualized
**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

California Tax-Free Money Market Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	Year Ended August 31, 2004
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	$0.007		$0.023	$0.030	$0.025	$0.014	$0.005
LESS DISTRIBUTIONS
Dividends from net investment income	$(0.007)		$(0.023)	$(0.030)	$(0.025)	$(0.014)	$(0.005)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return	0.65	%*	2.32%	3.00%	2.52%	1.46%	0.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$72,002		$81,164	$100,979	$81,876	$55,785	$93,180
Ratio of expenses to average net assets:
Before expense reimbursements	0.78	%**	0.73%	0.71%	0.75%	0.69%	0.65%
After expense reimbursements	0.53	%**	0.53%	0.53%	0.53%	0.50%	0.44%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.08	%**	2.14%	2.79%	2.32%	1.22%	0.33%
After expense reimbursements	1.30	%**	2.34%	2.97%	2.54%	1.41%	0.54%

___________________
*	Not Annualized
**	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

U.S. Government Securities Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$10.46		$10.22		$10.19	$10.51	$10.60		$10.56
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.19		0.38		0.42	0.42	0.37		0.35
Net gain (loss) on securities (both realized and unrealized)	0.21		0.24		0.04	(0.32)	(0.00	)(a)	0.09
Total from investment operations	0.40		0.62		0.46	0.10	0.37		0.44
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)		(0.38)		(0.43)	(0.42)	(0.37)		(0.32)
Distributions from capital gains	—		—		—	—	(0.09)		(0.08)
Total distributions	(0.19)		(0.38)		(0.43)	(0.42)	(0.46)		(0.40)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	—	—	(0.00	)(a)	N/A
Net asset value, end of period	$10.67		$10.46		$10.22	$10.19	$10.51		$10.60

Total return	3.85	%**	6.10%		4.63%	1.00%	3.60%		4.23%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$23,360		$21,632		$19,762	$21,430	$25,024		$27,454
Ratio of expenses to average net assets:
Before expense reimbursements	0.82	%***	0.85%		0.87%	0.86%	0.79%		0.75%
After expense reimbursements	0.74	%***	0.74%		0.74%	0.74%	0.71%		0.65%
Ratio of net investment income to average net assets:
Before expense reimbursements	3.48	%***	3.48%		3.95%	3.94%	3.46%		2.92%
After expense reimbursements	3.58	%***	3.59%		4.08%	4.06%	3.54%		3.02%
Portfolio turnover	18.19	%**	41.39%		56.53%	71.63%	39.85%		103.98%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$10.53		$10.29	$10.26	$10.57	$10.65	$10.55
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.17		0.33	0.37	0.36	0.31	0.23
Net gain (loss) on securities (both realized and unrealized)	0.20		0.24	0.04	(0.31)	0.01	0.15
Total from investment operations	0.37		0.57	0.41	0.05	0.32	0.38
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)		(0.33)	(0.38)	(0.36)	(0.31)	(0.20)
Distributions from capital gains	—		—	—	—	(0.09)	(0.08)
Total distributions	(0.17)		(0.33)	(0.38)	(0.36)	(0.40)	(0.28)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	N/A
Net asset value, end of period	$10.73		$10.53	$10.29	$10.26	$10.57	$10.65

Total return	3.57	%**	5.57%	4.07%	0.55%	3.07%	3.66	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$7,609		$6,107	$6,329	$5,285	$4,308	$1,689
Ratio of expenses to average net assets:
Before expense reimbursements	1.32	%***	1.35%	1.36%	1.36%	1.30%	1.25	%***
After expense reimbursements	1.24	%***	1.24%	1.24%	1.24%	1.22%	1.15	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	2.98	%***	2.98%	3.45%	3.44%	2.95%	2.42	%***
After expense reimbursements	3.08	%***	3.09%	3.58%	3.56%	3.03%	2.52	%***
Portfolio turnover	18.19	%**	41.39%	56.53%	71.63%	39.85%	103.98%

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized
(a)	Less than $0.01 per share

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Short-Term U.S. Government Bond Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$10.10		$9.94	$9.86	$9.96	$10.09		$10.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.11		0.36	0.40	0.34	0.21		0.11
Net gain (loss) on securities (both realized and unrealized)	0.17		0.16	0.08	(0.10)	(0.13)		—
Total from investment operations	0.28		0.52	0.48	0.24	0.08		0.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.36)	(0.40)	(0.34)	(0.21)		(0.12)
Distributions from capital gains	—		—	—	—	(0.00	)(a)	(0.01)
Total distributions	(0.12)		(0.36)	(0.40)	(0.34)	(0.21)		(0.13)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	—	—	—	—		—
Net asset value, end of period	$10.26		$10.10	$9.94	$9.86	$9.96		$10.09

Total return	2.73	%**	5.26%	4.94%	2.43%	0.82%		1.06%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$13,005		$10,540	$10,381	$13,235	$15,354		$15,098
Ratio of expenses to average net assets:
Before expense reimbursements	0.92	%***	0.98%	0.94%	0.92%	0.85%		0.80%
After expense reimbursements	0.59	%***	0.59%	0.59%	0.59%	0.56%		0.50%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.86	%***	3.08%	3.61%	3.06%	1.77%		0.85%
After expense reimbursements	2.20	%***	3.47%	3.96%	3.39%	2.06%		1.15%
Portfolio turnover	22.88	%**	56.46%	64.03%	82.25%	159.11%		62.58%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005		October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$10.13		$9.96	$9.87	$9.96	$10.10		$10.12
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.09		0.30	0.34	0.28	0.15		0.05
Net gain (loss) on securities (both realized and unrealized)	0.16		0.17	0.09	(0.09)	(0.14)		(0.01)
Total from investment operations	0.25		0.47	0.43	0.19	0.01		0.04
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.30)	(0.34)	(0.28)	(0.15)		(0.05)
Distributions from capital gains	—		—	—	—	(0.00	)(a)	(0.01)
Total distributions	(0.08)		(0.30)	(0.34)	(0.28)	(0.15)		(0.06)
Net asset value, end of period	$10.30		$10.13	$9.96	$9.87	$9.96		$10.10

Total return	2.48	%**	4.77%	4.41%	1.98%	0.20%		0.41	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,553		$2,253	$2,099	$1,435	$1,277		$1,235
Ratio of expenses to average net assets:
Before expense reimbursements	1.42	%***	1.48%	1.44%	1.42%	1.35%		1.30	%***
After expense reimbursements	1.09	%***	1.09%	1.09%	1.09%	1.06%		1.00	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	1.38	%***	2.58%	3.11%	2.56%	1.27%		0.35	%***
After expense reimbursements	1.72	%***	2.97%	3.46%	2.89%	1.56%		0.65	%***
Portfolio turnover	22.88	%**	56.46%	64.03%	82.25%	159.11%		62.58%

____________________
*	Commencement of operations
**	Not Annualized
***	Annualized
(a)	Less than $0.01 per share

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

The United States Treasury Trust	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	Year Ended August 31, 2004
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	$0.001		$0.021	$0.044	$0.037	$0.017	$0.006
LESS DISTRIBUTIONS
Dividends from net investment income	$(0.001)		$(0.021)	$(0.044)	$(0.037)	$(0.017)	$(0.006)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return	0.13	%**	2.21%	4.54%	3.74%	1.72%	0.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$27,783		$39,535	$36,664	$48,604	$36,919	$39,143
Ratio of expenses to average net assets:
Before expense reimbursements	0.86	%***	0.79%	0.78%	0.80%	0.74%	0.71%
After expense reimbursements	0.38	%***	0.53%	0.53%	0.53%	0.48%	0.36%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.20	)%***	1.88%	4.20%	3.61%	1.59%	0.28%
After expense reimbursements	0.28	%***	2.14%	4.45%	3.88%	1.85%	0.63%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	$—		$0.017	$0.039	$0.032	$0.012	$0.001
LESS DISTRIBUTIONS
Dividends from net investment income	$—		$(0.017)	$(0.039)	$(0.032)	$(0.012)	$(0.001)
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return	0.04	%**	1.70%	4.02%	3.22%	1.22%	0.12	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$3,156		$2,737	$2,894	$2,487	$2,490	$944
Ratio of expenses to average net assets:
Before expense reimbursements	1.00	%***	1.29%	1.28%	1.30%	1.25%	1.21	%***
After expense reimbursements	0.52	%***	1.03%	1.03%	1.03%	0.99%	0.86	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.42	)%***	1.47%	3.70%	3.11%	1.08%	(0.22	)%***
After expense reimbursements	0.06	%***	1.73%	3.95%	3.38%	1.34%	0.13	%***

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P 500 Index Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$25.91		$29.70		$26.31		$24.61		$22.32		$20.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.24		0.48		0.46		0.42		0.44		0.32
Net gain (loss) on securities (both realized and unrealized)	(10.87)		(3.79)		3.40		1.68		2.29		1.95
Total from investment operations	(10.63)		(3.31)		3.86		2.10		2.73		2.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)		(0.48)		(0.47)		(0.40)		(0.44)		(0.31)
Distributions from capital gains	—		—		—		—		—		—
Total distributions	(0.24)		(0.48)		(0.47)		(0.40)		(0.44)		(0.31)
Paid in capital from redemption fee (Note 1)	—		(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	N/A
Net asset value, end of period	$15.04		$25.91		$29.70		$26.31		$24.61		$22.32

Total return	(41.28	)%**	(11.25)%		14.75%		8.61%		12.31%		11.16%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$50,063		$87,760		$105,804		$100,927		$102,899		$106,305
Ratio of expenses to average net assets:
Before expense reimbursements	0.60	%***	0.51%		0.51%		0.53%		0.46%		0.43%
After expense reimbursements	0.36	%***	0.36%		0.36%		0.36%		0.33%		0.27%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.26	%***	1.57%		1.44%		1.44%		1.35%		1.27%
After expense reimbursements	2.50	%***	1.72%		1.59%		1.61%		1.48%		1.43%
Portfolio turnover	1.42	%**	2.90%		2.63%		3.56%		3.36%		2.00%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$26.05		$29.82	$26.41	$24.70	$22.37	$21.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.19		0.34	0.32	0.28	0.29	0.12
Net gain (loss) on securities (both realized and unrealized)	(10.93)		(3.77)	3.41	1.69	2.33	1.16
Total from investment operations	(10.74)		(3.43)	3.73	1.97	2.62	1.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.34)	(0.32)	(0.26)	(0.29)	(0.08)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.20)		(0.34)	(0.32)	(0.26)	(0.29)	(0.08)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	N/A
Net asset value, end of period	$15.11		$26.05	$29.82	$26.41	$24.70	$22.37

Total return	(41.42	)%**	(11.58)%	14.17%	8.04%	11.77%	6.05	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$4,493		$6,803	$8,292	$6,159	$4,641	$2,261
Ratio of expenses to average net assets:
Before expense reimbursements	1.10	%***	1.01%	1.01%	1.03%	0.97%	0.93	%***
After expense reimbursements	0.86	%***	0.86%	0.86%	0.86%	0.84%	0.77	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	1.78	%***	1.07%	0.94%	0.94%	0.84%	0.77	%***
After expense reimbursements	2.02	%***	1.22%	1.09%	1.11%	0.97%	0.93	%***
Portfolio turnover	1.42	%**	2.90%	2.63%	3.56%	3.36%	2.00%

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized
(a)	Less than $0.01 per share

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P MidCap Index Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$20.94		$24.85		$22.89		$23.34		$19.00		$17.01
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.09		0.18		0.16		0.21		0.18		0.13
Net gain (loss) on securities (both realized and unrealized)	(9.31)		(1.24)		3.34		1.11		4.34		1.98
Total from investment operations	(9.22)		(1.06)		3.50		1.32		4.52		2.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.17)		(0.19)		(0.21)		(0.18)		(0.12)
Distributions from capital gains	(0.50)		(2.68)		(1.35)		(1.56)		—		—
Total distributions	(0.59)		(2.85)		(1.54)		(1.77)		(0.18)		(0.12)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	N/A
Net asset value, end of period	$11.13		$20.94		$24.85		$22.89		$23.34		$19.00

Total return	(44.44	)%**	(4.78)%		15.74%		5.80%		23.87%		12.44%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$78,625		$148,971		$171,024		$162,988		$161,655		$126,678
Ratio of expenses to average net assets:
Before expense reimbursements	0.72	%***	0.64%		0.63%		0.64%		0.59%		0.58%
After expense reimbursements	0.58	%***	0.58%		0.58%		0.58%		0.55%		0.49%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.10	%***	0.76%		0.61%		0.84%		0.80%		0.60%
After expense reimbursements	1.24	%***	0.81%		0.66%		0.91%		0.84%		0.69%
Portfolio turnover	16.88	%**	18.18%		14.61%		13.83%		18.07%		12.75%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$20.94		$24.85	$22.88	$23.34	$19.00	$17.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.05		0.07	0.04	0.09	0.07	0.05
Net gain (loss) on securities (both realized and unrealized)	(9.30)		(1.22)	3.35	1.10	4.34	1.19
Total from investment operations	(9.25)		(1.15)	3.39	1.19	4.41	1.24
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.08)	(0.07)	(0.09)	(0.07)	(0.02)
Distributions from capital gains	(0.50)		(2.68)	(1.35)	(1.56)	—	—
Total distributions	(0.57)		(2.76)	(1.42)	(1.65)	(0.07)	(0.02)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	N/A
Net asset value, end of period	$11.12		$20.94	$24.85	$22.88	$23.34	$19.00

Total return	(44.56	)%**	(5.18)%	15.22%	5.23%	23.26%	6.96	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$3,817		$6,392	$7,302	$5,617	$4,881	$2,459
Ratio of expenses to average net assets:
Before expense reimbursements	1.22	%***	1.14%	1.13%	1.14%	1.09%	1.08	%***
After expense reimbursements	1.08	%***	1.08%	1.08%	1.08%	1.05%	0.99	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	0.62	%***	0.26%	0.11%	0.34%	0.30%	0.10	%***
After expense reimbursements	0.76	%***	0.31%	0.16%	0.41%	0.34%	0.19	%***
Portfolio turnover	16.88	%**	18.18%	14.61%	13.83%	18.07%	12.75%

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized
(a)	Less than $0.01 per share

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

S&P SmallCap Index Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Year Ended August 31, 2007	Year Ended August 31, 2006		Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$16.61		$20.11		$19.38	$19.08		$15.85		$14.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.05		0.07		0.12	0.10		0.09		0.04
Net gain (loss) on securities (both realized and unrealized)	(7.44)		(1.27)		2.38	1.18		3.99		1.92
Total from investment operations	(7.39)		(1.20)		2.50	1.28		4.08		1.96
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.06)		(0.13)	(0.10)		(0.09)		(0.04)
Distributions from capital gains	(1.59)		(2.24)		(1.64)	(0.88)		(0.76)		(0.14)
Total distributions	(1.64)		(2.30)		(1.77)	(0.98)		(0.85)		(0.18)
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	—	(0.00	)(a)	(0.00	)(a)	N/A
Net asset value, end of period	$7.58		$16.61		$20.11	$19.38		$19.08		$15.85

Total return	(46.33	)%**	(6.18)%		13.25%	6.94%		26.17%		13.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,274		$23,524		$24,462	$24,609		$24,250		$20,742
Ratio of expenses to average net assets:
Before expense reimbursements	1.02	%***	0.89%		0.90%	0.92%		0.86%		0.82%
After expense reimbursements	0.74	%***	0.74%		0.74%	0.74%		0.71%		0.65%
Ratio of net investment income to average net assets:
Before expense reimbursements	0.60	%***	0.25%		0.44%	0.33%		0.37%		0.09%
After expense reimbursements	0.88	%***	0.40%		0.60%	0.51%		0.52%		0.26%
Portfolio turnover	4.86	%**	15.14%		9.19%	11.24%		7.25%		14.60%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$16.54		$20.04	$19.33	$19.04	$15.82	$14.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.02		(0.02)	0.02	—	0.01	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(7.41)		(1.24)	2.38	1.18	3.97	1.19
Total from investment operations	(7.39)		(1.26)	2.40	1.18	3.98	1.18
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		—	(0.05)	(0.01)	—	—
Distributions from capital gains	(1.59)		(2.24)	(1.64)	(0.88)	(0.76)	(0.14)
Total distributions	(1.62)		(2.24)	(1.69)	(0.89)	(0.76)	(0.14)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	N/A
Net asset value, end of period	$7.53		$16.54	$20.04	$19.33	$19.04	$15.82

Total return	(46.48	)%**	(6.58)%	12.70%	6.38%	25.53%	7.99	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$4,849		$8,529	$9,556	$7,290	$6,070	$2,700
Ratio of expenses to average net assets:
Before expense reimbursements	1.52	%***	1.39%	1.40%	1.42%	1.36%	1.32	%***
After expense reimbursements	1.24	%***	1.24%	1.24%	1.24%	1.21%	1.15	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	0.10	%***	(0.25)%	(0.06)%	(0.17)%	(0.13)%	(0.41	)%***
After expense reimbursements	0.38	%***	(0.10)%	0.10%	0.01%	0.02%	(0.24	)%***
Portfolio turnover	4.86	%**	15.14%	9.19%	11.24%	7.25%	14.60%

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized
(a)	Less than $0.01 per share

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Equity Income Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006		Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$15.69		$17.96	$16.52	$16.12		$14.07		$12.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.12		0.29	0.29	0.26		0.26		0.20
Net gain (loss) on securities (both realized and unrealized)	(6.58)		(1.96)	2.08	0.76		2.05		1.70
Total from investment operations	(6.46)		(1.67)	2.37	1.02		2.31		1.90
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.28)	(0.31)	(0.27)		(0.26)		(0.15)
Distributions from capital gains	(0.05)		(0.32)	(0.62)	(0.35)		—		—
Total distributions	(0.15)		(0.60)	(0.93)	(0.62)		(0.26)		(0.15)
Paid in capital from redemption fee (Note 1)	—		—	—	(0.00	)(a)	(0.00	)(a)	N/A
Net asset value, end of period	$9.08		$15.69	$17.96	$16.52		$16.12		$14.07

Total return	(41.42	)%**	(9.52)%	14.56%	6.50%		16.51%		15.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$9,999		$17,914	$23,584	$17,090		$16,641		$13,137
Ratio of expenses to average net assets:
Before expense reimbursements	1.00	%***	0.86%	0.88%	0.91%		0.87%		0.90%
After expense reimbursements	1.00	%***	0.86%	0.88%	0.90%		0.85%		0.80%
Ratio of net investment income to average net assets:
Before expense reimbursements	2.06	%***	1.76%	1.64%	1.61%		1.70%		1.04%
After expense reimbursements	2.06	%***	1.76%	1.64%	1.62%		1.72%		1.14%
Portfolio turnover	14.31	%**	15.93%	1.48%	2.59%		3.25%		14.43%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$15.64		$17.88	$16.56	$16.17	$14.10	$12.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.09		0.21	0.21	0.18	0.18	0.01
Net gain (loss) on securities (both realized and unrealized)	(6.56)		(1.92)	1.96	0.75	2.07	1.21
Total from investment operations	(6.47)		(1.71)	2.17	0.93	2.25	1.22
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.21)	(0.23)	(0.19)	(0.18)	(0.02)
Distributions from capital gains	(0.05)		(0.32)	(0.62)	(0.35)	—	—
Total distributions	(0.13)		(0.53)	(0.85)	(0.54)	(0.18)	(0.02)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	N/A
Net asset value, end of period	$9.04		$15.64	$17.88	$16.56	$16.17	$14.10

Total return	(41.56	)%**	(9.81)%	13.29%	5.92%	16.00%	9.47	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,871		$4,326	$4,878	$3,829	$3,234	$1,470
Ratio of expenses to average net assets:
Before expense reimbursements	1.50	%***	1.36%	1.38%	1.41%	1.37%	1.40	%***
After expense reimbursements	1.50	%***	1.36%	1.38%	1.40%	1.35%	1.30	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	1.58	%***	1.26%	1.14%	1.11%	1.20%	0.54	%***
After expense reimbursements	1.58	%***	1.26%	1.14%	1.12%	1.22%	0.64	%***
Portfolio turnover	14.31	%**	15.93%	1.48%	2.59%	3.25%	14.43%

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized
(a)	Less than $0.01 per share

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

European Growth & Income Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$9.73		$11.27	$9.91	$8.57	$7.10		$6.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.08		0.28	0.23	0.24	0.15		0.16
Net gain (loss) on securities (both realized and unrealized)	(4.28)		(1.55)	1.40	1.29	1.48		0.89
Total from investment operations	(4.20)		(1.27)	1.63	1.53	1.63		1.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.27)	(0.27)	(0.19)	(0.16)		(0.13)
Distributions from capital gains	—		—	—	—	—		—
Total distributions	(0.09)		(0.27)	(0.27)	(0.19)	(0.16)		(0.13)
Paid in capital from redemption fee (Note 1)	—		—	—	—	(0.00	)(a)	N/A
Net asset value, end of period	$5.44		$9.73	$11.27	$9.91	$8.57		$7.10

Total return	(43.48	)%**	(11.48)%	16.54%	17.97%	23.15%		17.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$4,859		$8,213	$7,367	$5,719	$5,024		$3,923
Ratio of expenses to average net assets:
Before expense reimbursements	1.50	%***	1.34%	1.41%	1.49%	1.55%		1.72%
After expense reimbursements	1.00	%***	1.00%	1.00%	1.00%	0.98%		0.95%
Ratio of net investment income to average net assets:
Before expense reimbursements	1.72	%***	2.37%	1.83%	2.48%	1.41%		1.17%
After expense reimbursements	2.22	%***	2.70%	2.24%	2.97%	1.98%		1.94%
Portfolio turnover	0.54	%**	0.00%	0.00%	3.24%	1.47%		2.01%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$9.78		$11.31	$9.94	$8.60	$7.11	$6.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.06		0.23	0.18	0.19	0.10	0.08
Net gain (loss) on securities (both realized and unrealized)	(4.30)		(1.55)	1.40	1.29	1.51	0.48
Total from investment operations	(4.24)		(1.32)	1.58	1.48	1.61	0.56
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.21)	(0.21)	(0.14)	(0.12)	(0.06)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.08)		(0.21)	(0.21)	(0.14)	(0.12)	(0.06)
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	N/A
Net asset value, end of period	$5.46		$9.78	$11.31	$9.94	$8.60	$7.11

Total return	(43.63	)%**	(11.79)%	16.02%	17.31%	22.78%	8.43	%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$3,422		$5,541	$6,519	$4,576	$3,052	$1,177
Ratio of expenses to average net assets:
Before expense reimbursements	2.00	%***	1.84%	1.91%	1.99%	2.07%	2.22	%***
After expense reimbursements	1.50	%***	1.50%	1.50%	1.50%	1.50%	1.45	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	1.20	%***	1.63%	1.33%	1.98%	0.89%	0.67	%***
After expense reimbursements	1.68	%***	1.98%	1.74%	2.47%	1.46%	1.44	%***
Portfolio turnover	0.54	%**	0.00%	0.00%	3.24%	1.47%	2.01%

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized
(a)	Less than $0.01 per share

Financial Highlights (For a Share Outstanding Throughout Each Period) − (Continued)

Nasdaq-100 Index Fund	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006		Year Ended August 31, 2005		Year Ended August 31, 2004
Net asset value, beginning of period	$4.69		$4.97		$3.96		$3.98		$3.46		$3.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.00		0.00		(0.00	)(a)	(0.00	)(a)	0.03		(0.01)
Net gain (loss) on securities (both realized and unrealized)	(1.88)		(0.28)		1.01		(0.01)		0.51		0.06
Total from investment operations	(1.88)		(0.28)		1.01		(0.01)		0.54		0.05
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		(0.01)		(0.02)		—
Distributions from capital gains	—		—		—		—		—		—
Return of capital distribution	(0.00	)(a)	(0.00	)(a)	—		—		—		—
Total distributions	—		(0.00	)(a)	—		(0.01)		(0.02)		—
Paid in capital from redemption fee (Note 1)	(0.00	)(a)	(0.00	)(a)	—		(0.00	)(a)	(0.00	)(a)	N/A
Net asset value, end of period	$2.81		$4.69		$4.97		$3.96		$3.98		$3.46

Total return	(40.08	)%**	(5.60)%		25.51%		(0.24)%		15.47%		1.47%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$8,342		$13,968		$13,542		$12,072		$15,161		$14,349
Ratio of expenses to average net assets:
Before expense reimbursements	1.16	%***	0.98%		1.01%		1.03%		0.95%		0.91%
After expense reimbursements	0.49	%***	0.58	%^	0.74%		0.74%		0.71%		0.65%
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.42	)%***	(0.33)%		(0.36)%		(0.34)%		0.41%		(0.62)%
After expense reimbursements	0.26	%***	0.06%		(0.09)%		(0.05)%		0.65%		(0.36)%
Portfolio turnover	0.34	%**	15.05%		5.02%		14.07%		9.94%		8.82%

K Shares	Six Months Ended February 28, 2009 (Unaudited)		Year Ended August 31, 2008	Year Ended August 31, 2007	Year Ended August 31, 2006	Year Ended August 31, 2005	October 16, 2003* to August 31, 2004
Net asset value, beginning of period	$4.61		$4.91	$3.93	$3.96	$3.45	$3.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	(0.00)		(0.02)	(0.02)	(0.02)	—	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(1.85)		(0.28)	1.00	(0.01)	0.52	(0.16)
Total from investment operations	(1.85)		(0.30)	0.98	(0.03)	0.52	(0.17)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	(0.01)	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		—	—	—	(0.01)	—
Paid in capital from redemption fee (Note 1)	—		—	—	—	—	N/A
Net asset value, end of period	$2.76		$4.61	$4.91	$3.93	$3.96	$3.45

Total return	(40.13	)%**	(6.11)%	24.94%	(0.76)%	15.13%	(4.70	)%**

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$3,279		$5,262	$5,978	$3,908	$3,417	$1,651
Ratio of expenses to average net assets:
Before expense reimbursements	1.66	%***	1.48%	1.51%	1.53%	1.46%	1.41	%***
After expense reimbursements	0.99	%***	1.08%^^	1.24%	1.24%	1.22%	1.15	%***
Ratio of net investment income to average net assets:
Before expense reimbursements	(0.92	)%***	(0.83)%	(0.86)%	(0.84)%	(0.10)%	(1.12	)%***
After expense reimbursements	(0.24	)%***	(0.44)%	(0.59)%	(0.55)%	0.14%	(0.86	)%***
Portfolio turnover	0.34	%**	15.05%	5.02%	14.07%	9.94%	8.82%

___________________
*	Commencement of operations
**	Not Annualized
***	Annualized
^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - S Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%
^^	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%
(a)	Less than $0.01 per share

California Investment Trust	Notes to Financial Statements (Unaudited)	February 28, 2009

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are each a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. The United States Treasury Trust seeks capital preservation, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities.

California Investment Trust began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2008, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Money Market Fund	California Insured Intermediate Fund	United States Government Securities Fund	Short-Term United States Government Bond Fund	S&P 500 Index Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2009	$—	$—	$—	$—	$1,093,916	$40,585	$2,356,290
2011	—	—	—	—	2,790,405	104,291	3,015,439
2012	3,258	—	—	—	—	2,426	1,963,355
2013	—	—	19,440	—	—	59,164	2,084,713
2014	—	—	266,271	109,761	—	9,731	251,077
2015	—	—	80,163	144,017	—	6,268	1,821,380
2016	—	9,443	36,974	—	—	9,647	364,175
Total	$3,258	$9,443	$402,848	$253,778	$3,884,321	$232,112	$11,856,429

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2009

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2008, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain/(Loss)
California Tax-Free Income Fund	$—	$(11,534)	$11,534
U.S. Government Securities Fund	—	25,097	(25,097)
Short-Term U.S. Government Bond Fund	—	1,625	(1,625)
European Growth & Income Fund	(53,456)	—	53,456
Nasdaq-100 Index Fund	(552,997)	15,664	537,333

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Temporary Guarantee Program For Money Market Funds – On October 8, 2008, the Board of Trustees of California Investment Trust (collectively, the “Board”) unanimously approved California Tax-Free Money Market Fund and The United States Treasury Trust to participate in the initial term of the U.S. Department of the Treasury’s (the “Treasury”) Temporary Guarantee Program (the “Program”). The Program covers shares of any shareholder of record of either Fund as of September 19, 2008 (“Covered Shareholders”), with respect to any shares (i) held by an investor in either Fund as of the close of business on September 19, 2008, or (ii) held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less (the “Covered Shares”). Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, the Treasury will cover amounts necessary to bring the net asset value per share up to $1.00 for Covered Shares owned by Covered Shareholders. As structured, the Treasury has allocated $50 billion to support all money market funds, including the California Tax-Free Money Market Fund and The United States Treasury Trust, electing to participate in the Program. On November 24, 2008, the Treasury announced its decision to extend the Program for the period from December 19, 2008 through April 30, 2009 (the “Extended Program”). On December 2, 2008, the Board unanimously approved the participation of each of the funds in the Extended Program. Consistent with the Funds’ participation in the initial term, the Extended Program applies only to covered shareholders. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, covered shares held by covered shareholders are insured against loss under the Extended Program to the same extent as under the program. Shares acquired by investors after September 19, 2008, are generally not eligible for protection under the Extended Program.

(f) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has completed their analysis and the adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

(j) Fair Value Measurements – In September 2006, the FASB issued Statement of Financial Accounting Standards (‘‘SFAS’’) No. 157, ‘‘Fair Value Measurements.’’ This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has completed this analysis and the adoption of SFAS No. 157.

One key component of the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various ‘‘inputs’’ used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2009

The following is a summary of the inputs used to value the following Funds’ net assets as of February 28, 2009:

	Level 1 Quoted Prices		Level 2 Quoted Prices		Level 3 Quoted Prices
Fund	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities		Other Financial Investments*
California Tax-Free Income Fund	—	—	$108,546,456	—	—		—
California Insured Intermediate Fund	—	—	15,432,418	—	—		—
California Tax-Free Money Market Fund	—	—	71,762,119	—	—		—
U.S. Government Securities Fund	—	—	30,593,581	—	—		—
Short-Term U.S. Government Bond Fund	—	—	15,329,133	—	—		—
The United States Treasury Trust	—	—	30,790,928	—	—		—
S&P 500 Index Fund	$53,393,191	$(203,552)	899,769	—	—		—
S&P MidCap Index Fund	82,095,035	(13,238)	199,890	—	—	^	—
S&P SmallCap Index Fund	15,861,806	(233,175)	1,211,175	—	—	^	—
Equity Income Fund	12,852,449	—	99,931	—	—		—
European Growth & Income Fund	7,651,623	—	599,895	—	—		—
Nasdaq-100 Index Fund	10,850,883	(58,889)	699,897	—	—		—
Total	$182,704,987	$(508,854)	$276,165,192	—	—		—
___________________
*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

^	Worthless security.

(k) Disclosure about Derivative Instruments and Hedging Activities – In March 2008, the FASB issued SFAS No.161, “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

CCM Partners (“CCM”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the six months ended February 28, 2009, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
California Insured Intermediate Fund	$18,336	0.68%	N/A	12/31/09
California Tax-Free Money Market Fund	$82,001	0.53%	N/A	12/31/09
U.S. Government Securities Fund	$14,058	0.74%	1.24%	12/31/09
Short-Term U.S. Government Bond Fund	$24,019	0.59%	1.09%	12/31/09
The United States Treasury Trust	$96,033	0.53%	1.03%	12/31/09
S&P 500 Index Fund	$80,081	0.36%	0.86%	12/31/09
S&P MidCap Index Fund	$70,669	0.58%	1.08%	12/31/09
S&P SmallCap Index Fund	$30,534	0.74%	1.24%	12/31/09
European Growth & Income Fund	$25,561	1.00%	1.50%	12/31/09
Nasdaq-100 Index Fund	$45,361	0.49%	0.99%	12/31/09

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2009

At August 31, 2008, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $2,469,781. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/09	Expires 8/31/10	Expires 8/31/11
California Insured Intermediate Fund	$41,744	$36,934	$34,187
California Tax-Free Money Market Fund	$145,589	$175,932	$166,408
U.S. Government Securities Fund	$31,857	$33,268	$28,744
Short-Term U.S. Government Bond Fund	$50,442	$49,017	$46,843
The United States Treasury Trust	$104,529	$118,097	$107,074
S&P 500 Index Fund	$187,303	$176,669	$157,300
S&P MidCap Index Fund	$108,736	$89,673	$90,958
S&P SmallCap Index Fund	$57,446	$56,922	$48,069
Equity Income Fund	$950	$—	$—
European Growth & Income Fund	$44,359	$49,572	$49,551
Nasdaq-100 Index Fund	$51,952	$48,276	$81,380

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

Certain officers and trustees of the Trust are also partners of CCM. Carman Leung has served as the Chief Compliance Officer (“CCO”) of the Trust since May 2008. Ms. Leung is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

California Investment Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

California Investment Trust has adopted a Shareholder Services Plan (the “Services Plan”), whereby the Class K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the six months ended February 28, 2009, the following were paid by the Class K Shares of each Fund of California Investment Trust:

Fund	12b-1 Fees	Shareholder Service Fees
U.S. Government Securities Fund	$8,542	$8,542
Short-Term U.S. Government Bond Fund	$3,105	$3,105
The United States Treasury Trust	$3,667	$3,667
S&P 500 Index Fund	$6,654	$6,654
S&P MidCap Index Fund	$5,715	$5,715
S&P SmallCap Index Fund	$7,734	$7,734
Equity Income Fund	$4,334	$4,334
European Growth & Income Fund	$5,292	$5,292
Nasdaq-100 Index Fund	$4,707	$4,707

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases of sales of securities other than short-term investments during the six months ended February 28, 2009 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$9,253,451	$6,963,379
California Insured Intermediate Fund	$1,435,548	$980,358
U.S. Government Securities Fund	$11,142,738	$5,218,629
Short-Term U.S. Government Bond Fund	$5,941,768	$3,174,496
S&P 500 Index Fund	$996,488	$1,910,147
S&P MidCap Index Fund	$22,352,334	$18,029,710
S&P SmallCap Index Fund	$2,613,783	$1,023,552
Equity Income Fund	$4,127,119	$2,385,733
European Growth & Income Fund	$1,018,719	$54,260
Nasdaq-100 Index Fund	$45,425	$64,490

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2009

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the year ended August 31, 2008 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains		Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2008	$—	$25,204	$640,958	*	$4,910,623	$5,576,785
California Insured Intermediate Fund	2008	$—	$—	$—		$494,475	$494,475
California Tax-Free Money Market Fund	2008	$—	$—	$—		$1,990,131	$1,990,131
U.S. Government Securities Fund	2008	$—	$950,252	$—		$—	$950,252
Short-Term U.S. Government Bond Fund	2008	$—	$408,608	$—		$—	$408,608
The United States Treasury Trust	2008	$—	$868,026	$—		$—	$868,026
S&P 500 Index Fund	2008	$—	$1,767,466	$—		$—	$1,767,466
S&P MidCap Index Fund	2008	$—	$1,470,997	$18,902,548	*	$—	$20,373,545
S&P SmallCap Index Fund	2008	$—	$369,571	$3,504,511	*	$—	$3,874,082
Equity Income Fund	2008	$—	$576,264	$331,163	*	$—	$907,427
European Growth & Income Fund	2008	$—	$329,631	$—		$—	$329,631
Nasdaq-100 Index Fund	2008	$4,675	$—	$—		$—	$4,675
___________________
*	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2008.
The tax character of distributable earnings at August 31, 2008 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October Losses**	Total Distributable Earnings
California Tax-Free Income Fund	$21,361	***	$—	$—	$2,567,357	$—	$2,588,718
California Insured Intermediate Fund	$3,661	***	$—	$(9,443)	$268,826	$—	$263,044
California Tax-Free Money Market Fund	$—		$—	$(3,258)	$—	$—	$(3,258)
U.S. Government Securities Fund	$30,583		$—	$(402,848)	$393,986	$(112,156)	$(90,435)
Short-Term U.S. Government Bond Fund	$2,775		$—	$(253,778)	$169,144	$—	$(81,859)
The United States Treasury Trust	$21,440		$—	$—	$—	$—	$21,440
S&P 500 Index Fund	$263,473		$—	$(3,884,321)	$24,094,157	$—	$20,473,309
S&P MidCap Index Fund	$287,649		$2,426,582	$—	$32,639,484	$—	$35,353,715
S&P SmallCap Index Fund	$163,222		$2,846,057	$—	$2,757,755	$—	$5,767,034
Equity Income Fund	$59,807		$2,856	$—	$3,246,236	$(499,339)	$2,809,560
European Growth & Income Fund	$62,694		$—	$(232,112)	$1,517,447	$—	$1,348,029
Nasdaq-100 Index Fund	$—		$—	$(11,856,429)	$3,253,311	$(386,957)	$(8,990,075)
___________________
**	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.
***	Tax exempt income.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Note 5 -  INVESTMENTS IN THE UNITED STATES TREASURY TRUST FUND

The Funds listed below invest short-term cash from time to time in The United States Treasury Trust as a “sweep” vehicle, so that investment return may be obtained on cash assets that are held by these Funds late in the day. The United States Treasury Trust (the Sweep Money Fund) is also managed by CCM and may be considered an affiliate since it has the same Officers, Trustees, and Investment Manager as the Funds. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

California Investment Trust	Notes to Financial Statements (Unaudited) – (Continued)	February 28, 2009

Fund	Name of Issuer	Balance of Shares Held September 1, 2008	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held February 28, 2009	Value February 28, 2009	Income from Investments in Affiliated Issuers Included in Total Income
U.S. Government Securities Fund	The United States Treasury Trust	23,234	412,157	435,391	—	$—	$30
Short-Term U.S. Government Bond Fund	The United States Treasury Trust	23,699	322,763	346,462	—	$—	$72
S&P 500 Index Fund	The United States Treasury Trust	1,755	620,032	621,787	—	$—	$83
S&P MidCap Index Fund	The United States Treasury Trust	6,746	509,520	516,266	—	$—	$39
S&P SmallCap Index Fund	The United States Treasury Trust	42,709	507,654	550,363	—	$—	$35
Equity Income Fund	The United States Treasury Trust	97,413	420,633	518,046	—	$—	$63
European Growth & Income Fund	The United States Treasury Trust	51,157	242,041	293,198	—	$—	$29
Nasdaq-100 Index Fund	The United States Treasury Trust	9,328	461,170	470,498	—	$—	$64

(UNAUDITED)

Fund Holdings: The Fund holdings shown in this report are as of February 28, 2009. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds’ website at www.caltrust.com or by calling (800) 225-8778.

Proxy Voting Policies, Procedures and Voting Record: The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2008, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds’ website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Trustee	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman & Trustee	Since August 1998
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
Christopher P. Browne	P.O. Box 387 San Francisco, CA 94104	02/07/67	Treasurer	Since October 2004

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Partners, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
Christopher P. Browne	Portfolio Manager, CCM Partners, 2004 to present; Manager, Autodesk, 2000 - 2004; Principal, Baystar Capital, 1998 - 2000.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.
___________________
*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust’s Advisor and Administrator.

California Investment Trust Board Approval of Investment Advisory Agreements

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between CIT and CCM Partners (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 12, 2009, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners (“CCM”) for an additional one-year period ending March 31, 2010.

Prior to the meeting, the Independent Trustees requested information from CCM. This information, together with other information provided by CCM, and the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with CCM representatives and in a private session with independent legal counsel at which representatives of CCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

CCM, its personnel and its resources. The Board considered the depth and quality of CCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered CCM’s continuing need to attract and retain qualified personnel and, noting CCM’s additions over recent years, determined that CCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

The Board concluded that CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the second quartile over the quarterly, 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Equity Income Fund, it was noted that the performance of the Fund was in first quartile for the 1-year period, was in the second quartile over the quarter, 3-year and 5-year periods, and was in the third quartile for the 10-year period.

•
For the S&P SmallCap Index fund, it was noted that the performance of the Fund was in the first quartile for the 1-year period, and was in the second quartile over the quarter, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile for the 1-year period, and was in the second quartile over the quarter, 3-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the first quartile over the quarter, 1-year and 3-year periods, and was in the third quartile for the 5-year period.

•
For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile for the one-month (annualized), and was in the second quartile over the 12-month-to-date period.

•
For the Short-Term U.S. Govt. Bond fund, it was noted that the performance of the Fund was in the second quartile over the quarter, year-to-date, 1-year and 3-year (annualized) periods, and was in the third quartile for the 5-year (annualized) period.

•
For the U.S. Government Securities fund, it was noted that the performance of the Fund was in the first quartile for the year-to-date and 1-year periods, the second quartile over the quarter, 3-year (annualized) and 5-year (annualized) periods, and in the third quartile for the 10-year (annualized) period.

California Investment Trust Board Approval of Investment Advisory Agreements (Continued)

•	For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in first quartile for the 1-month (annualized) and 12 month-to-date periods.

•
For the California Tax-Free Income Fund, it was noted that the performance of the Fund was in the second quartile over the quarter, 3-year (annualized) and 10-year (annualized) periods, and in the third quartile for the year-to date, 1-year and 5-year (annualized) periods.

•
For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the first quartile over the quarter, year-to-date, 1-year, 3-year (annualized), 5-year (annualized), and 10-year (annualized) periods.

The Board ultimately concluded that CCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that CCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the industry average fees and expense levels of other funds in applicable categories from Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by CCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were below the industry average and that with respect to two-thirds of the Funds the management fees charged by CCM were significantly lower (by more than 10 basis points) than the industry averages for such Funds. The Board observed that each Fund’s total operating expenses were well below the industry average for other funds. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted the Funds are now paying for certain new administrative services that were previously provided to the Funds by CCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding CCM’s costs of providing services to the Funds, as well as the resulting level of profits to CCM. The Independent Trustees received a representation from CCM that its profits were not excessive and that CCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by CCM as a result of the reduction in assets under management due to recent market events. The Board noted its intention to monitor assets under management, and the resulting impact on CCM’s profitability, in order to ensure that CCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered CCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, CCM has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of CCM, a factor that was also considered by the Board. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – CCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

P.O. Box 387
San Francisco, CA  94104

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 29, 2009

By (Signature and Title)*	/s/ Christopher P. Browne
Christopher P. Browne, Treasurer
Date: April 29, 2009

* Print the name and title of each signing officer under his or her signature.